File Nos. 333-202700
811-03240

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form N-4
REGISTRATION STATEMENT
UNDER
THE SECURITIES ACT OF 1933
Pre-Effective Amendment No.	[ ]
Post-Effective Amendment No. 10	[X]
and/or
REGISTRATION STATEMENT
UNDER
THE INVESTMENT COMPANY ACT OF 1940
Amendment No. 322	[X]
(Check Appropriate Box or Boxes)

The Variable Annuity Life Insurance Company Separate Account A
(Exact Name of Registrant)
THE VARIABLE ANNUITY LIFE INSURACE COMPANY
(Name of Depositor)
2929 Allen Parkway, Houston, Texas 77019
(Address of Depositor’s Principal Offices) (Zip Code)
Depositor’s Telephone Number, including Area Code: (713) 831-3575
Johnpaul S. Van Maele
The Variable Annuity Life Insurance Company
2919 Allen Parkway, Houston, Texas 77019
(Name and Address of Agent for Service for Depositor, Registrant and Guarantor)
Approximate Date of Proposed Public Offering: Continuous
It is proposed that this filing will become effective:
☐ immediately upon filing pursuant to paragraph (b) of Rule 485
☒ on April 28, 2025 pursuant to paragraph (b) of Rule 485
☐ 60 days after filing pursuant to paragraph (a)(1) of Rule 485
☐ on (date) pursuant to paragraph (a)(1) of Rule 485.
If appropriate, check the following box:
☐ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.
Check each box that appropriately characterizes the Registrant:
☐ New Registrant (as applicable, a Registered Separate Account or Insurance Company that has not filed a Securities Act registration statement or amendment thereto within 3 years preceding this filing)
☐ Emerging Growth Company (as defined by Rule 12b-2 under the Securities Exchange Act of 1934 (“Exchange Act”))
☐ If an Emerging Growth Company, indicate by check mark if the Registrant has elected not to use the extended transition period for complying with any new or revised financial accounting standards provided pursuant to Section 7(a)(2)(B) of Securities Act
☐ Insurance Company relying on Rule 12h-7 under the Exchange Act
☐ Smaller reporting company (as defined by Rule 12b-2 under the Exchange Act)

Title of Securities Being Registered: Units of interest in The Variable Annuity Life Insurance Company Separate Account A of The Variable Annuity Life Insurance Company under variable annuity contracts.

The Variable Annuity Life Insurance Company
Separate Account A
Units of Interest Under Group
Fixed and Variable Deferred Annuity Contracts
Portfolio Director® Plus
For Series 2
April 28, 2025
Prospectus
The Variable Annuity Life Insurance Company (“VALIC”) offers certain series of Portfolio Director Plus (referred to as “Portfolio Director” in this prospectus), comprising unallocated group fixed and variable deferred annuity contracts for Participants in certain employer-sponsored qualified retirement plans (the “Contracts”). The Contracts permit Participants to invest in and receive retirement benefits in one Fixed Account Option and/or an array of Variable Investment Options described in this prospectus. The Contract Owner decides which Variable Investment Options are available under the Contract for Participant allocations.
Investment adviser fees deducted from the Contract may reduce the death benefit and annuity benefits, and may be subject to federal and state income taxes and a 10% federal penalty tax.
Any guarantees under the Contract, including the death benefit, that exceed the value of your interest in the VALIC Separate Account A (“Separate Account”) are paid from our General Account, which is VALIC’s account and includes any amounts you allocate to the Fixed Account Option. Therefore, any amounts that we may pay under the Contract in excess of your interest in the Separate Account are subject to our financial strength, claims-paying ability and our long-term ability to make such payments.
This prospectus provides information employers and Participants should know before investing in the Contracts and will help each make decisions for selecting various investment options and benefits. Please read and retain this prospectus for future reference.
The owner of a group Contract (i.e., an employer purchasing the Contract for a retirement plan) may cancel a newly purchased Contract within 20 days of receiving it without paying fees or penalties. In some states, this cancellation period may be longer. Upon cancellation, you will receive either a full refund of the amount you paid with your application or your total Contract value. You should review this prospectus, or consult with your investment professional, for additional information about the specific cancellation terms that apply. The right of cancellation under this Contract does not apply to Participants in a group plan except in a limited number of states.
Investment in the Contracts is subject to risk that may cause the value of the Contract Owner’s investment to fluctuate, and when the Contracts are surrendered, the value may be higher or lower than the Purchase Payments.
The Securities and Exchange Commission (“SEC”) has not approved or disapproved these securities or passed upon the adequacy or accuracy of this Prospectus. Any representation to the contrary is a criminal offense.
Additional information about certain investment products, including variable annuities, has been prepared by the SEC’s staff and is available at www.Investor.gov.

Glossary of Terms

Unless otherwise specified in this prospectus, the words “we,” “us,” “our,” “Company,” and “VALIC” mean The Variable Annuity Life Insurance Company and the words “you” and “your” mean the Contract Owner.
Other specific terms we use in this prospectus are:
Account Value — the total sum of your Fixed Account Option(s) and/or Variable Investment Option(s) that have not yet been applied to your annuity payments.
Advisory Program — the investment advice service provided by your Investment Adviser. There may be an investment advisory fee charged by your Investment Adviser.
Annuitant — the individual (in most cases, the Participant) to whom Payout Payments will be paid.
Annuity Service Center — Retirement Services Center, P.O. Box 15648, Amarillo, Texas 79105.
Assumed Investment Rate — the rate used to determine your first monthly payout payment per thousand dollars of account value in your Variable Investment Option.
Beneficiary — the individual designated to receive the Participant’s account balance during the Purchase Period, or to receive Payout Payments if any, upon the death of the Participant.
Business Day — any weekday that the New York Stock Exchange (“NYSE”) is open for trading. Normally, the NYSE is open Monday through Friday, from 9:30 a.m. to 4:00 p.m. Eastern Time. On U.S. holidays or other days when the NYSE is closed, such as Good Friday, the Company is not open for business.
Code — the Internal Revenue Code of 1986, as amended.
Contract Owner — the party named on the group annuity contract (for example, an employer, a retirement plan trust or other entity allowed by law).
Division — the portion of the Separate Account invested in a particular Mutual Fund. Each Division is a subaccount of VALIC Separate Account A.
Fixed Account Option — an account that is guaranteed to earn at least a minimum rate of interest while invested in VALIC’s General Account.
Home Office — located at 2919 Allen Parkway, Houston, Texas 77019.
Investment Adviser — is the investment adviser that you have engaged to provide services as part of an Advisory Program.
VALIC is not an investment adviser to the Advisory Program and does not provide any advice under the Advisory Program.
Market Close — the close of regular trading on the NYSE, generally 4:00 p.m., Eastern Time, on each day the NYSE is open for business.
Mutual Fund or Fund — the investment portfolio(s) of a registered open-end management investment company, which serves as the underlying investment vehicle for each Division represented in VALIC Separate Account A.
Net Purchase Payments — the total sum of Purchase Payments minus withdrawals and charges.
Participant — an employee or other person affiliated with the Contract Owner on whose behalf Payout Payments are to be made. Participant references imparting one gender shall mean either gender. For example, “his” shall mean “his or her” for convenience in this prospectus.
Participant Year — a 12-month period starting with the date that the Payout Period begins and each anniversary of that date.
Payout Payments — annuity payments withdrawn in a steady stream during the Payout Period.
Payout Period — the time when you begin to withdraw your money in Payout Payments.
Payout Unit — a measuring unit used to calculate Payout Payments from a Participant’s Variable Investment Option. Payout Units measure value, which is calculated just like the Purchase Unit value for each Variable Investment Option except that the initial Payout Unit includes a factor for the Assumed Investment Rate selected. Payout Unit values will vary with the investment experience of the VALIC Separate Account A Division.
Platform Charge — a fee we charge in order to make certain underlying Funds available as an investment option under the Contract.
Proof of Death — a certified copy of the death certificate, a certified copy of a decree of a court of competent jurisdiction as to death, a written statement by an attending physician, or any other proof satisfactory to VALIC.
Purchase Payments — an amount of money the Participant or employer pays to VALIC to receive the benefits of a Contract.
Purchase Period — the period beginning with the first Purchase Payment under the Contract. The Purchase Period ends when the Account Value is reduced to zero, whether through the selection of Payout Payments or the surrender of the Contract by the Contract owner, or a combination of both. This may also be referred to as the “Accumulation Period.”
Purchase Unit — a unit of interest in a Variable Investment Option.
Statement of Additional Information or SAI — a supplementary document that provides additional information about your Contract. This document is not part of the prospectus and should be read only in conjunction with the prospectus for your Contract.
Systematic Withdrawals — payments withdrawn on a regular basis during the Purchase Period.
VALIC Separate Account A or Separate Account — a segregated asset account established by VALIC under the Texas Insurance Code. The purpose of the VALIC Separate Account A is to receive and invest your Purchase Payments and Account Value in the Variable Investment Option, if selected.

Variable Investment Option — investment options that correspond to Separate Account Divisions available under the Contracts.

Important Information You Should Consider About the Contract

	FEES AND EXPENSES			Location in Prospectus
Charges for Early Withdrawals	There are no surrender or withdrawal charges under the Contract.			Fee Tables
Transaction Charges	There may be taxes on Purchase Payments.			Fee Tables Fees and Charges
Ongoing Fees and Expenses (annual charges)
The table below describes the current fees and expenses of the Contract that you may pay each year, depending on the options you choose. Please refer to your Contract specifications page for information about the specific fees you will pay each year based on the options you have elected. The fees and expenses do not reflect any advisory fees that may be paid to an Investment
Adviser. If such charges were reflected, the fees and expenses would be higher.
Fees and Charges
	Annual Fee	Minimum	Maximum
	Base Contract (varies by Contract class)	0.00%	0.00%
	Investment Options[1] (Fund fees and expenses)	0.12%	1.29%
1 As a percentage of Fund net assets, plus any applicable amounts deemed to be Platform Charge.
Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year, based on current charges. This estimate assumes that you do not take withdrawals from the Contract.

	Lowest Annual Cost: $123	Highest Annual Cost: $1,314
Assumes:
•Investment of $100,000
•5% annual appreciation
•Least expensive combination of
base Contract fees and Fund fees
and expenses
•No optional benefits
•No surrender charges or advisory
fees
•No additional Purchase Payments,
transfers, or withdrawals

Assumes:
•Investment of $100,000
•5% annual appreciation
•Most expensive combination of
base Contract fees and Fund fees
and expenses
•No surrender charges or advisory
fees
•No additional Purchase Payments,
transfers, or withdrawals

	RISKS	Location in Prospectus
Risk of Loss	You can lose money by investing in this Contract, including your principal investment.	Principal Risks of Investing in the Contract
Not a Short-Term Investment
•This Contract is not designed for short-term investing and is not appropriate for an investor who needs ready access to cash.
•You may be subject to a market value adjustment if you make an early withdrawal.
•The benefits of tax deferral and long-term income mean the Contract is generally more beneficial to investors with a long investment time horizon.

Risks Associated with Investment Options
•An investment in this Contract is subject to the risk of poor investment performance and can vary depending on the performance of the investment options available under the Contract.
•Each Variable Investment Option and the Fixed Account Option have their own unique risks.
•You should review the investment options before making an investment decision.

Insurance Company Risks
An investment in the Contract is subject to the risks related to us, VALIC. Any obligations (including under any Fixed Account Option), guarantees, and benefits of the Contract are subject to our claims-paying ability. If we experience financial distress, we may not be able to meet our obligations to you. More information about us, including our financial strength ratings, is available upon request by calling 1-800-448-2542 or visiting
www.corebridgefinancial.com/rs.

RESTRICTIONS
Investments
•Certain investment options may not be available under your Contract.
•You may transfer funds between the investment options, subject to certain restrictions.
•Transfers between the investment options, as well as certain purchases and redemptions, are subject to policies designed to deter market timing and frequent transfers.
•Transfers to and from the Fixed Account Option are subject to special restrictions.
•We reserve the right to remove or substitute Funds as investment options.
Variable Investment Options and Fixed Account Options Transfers Between Investment Options
TAXES
Tax Implications
•You should consult with a tax professional to determine the tax implications of an investment in and payments received under the
Contract.
•If you purchase the Contract through a tax-qualified plan, there is no additional tax benefit under the Contract.
•Withdrawals may be subject to ordinary income tax. You may have to pay a tax penalty if you take a withdrawal before age 59½.
Federal Tax Matters

	CONFLICTS OF INTEREST	Location in Prospectus
Investment Professional Compensation
Your financial professional may receive compensation for selling this
Contract to you in the form of commissions, additional cash compensation, and non-cash compensation. We may share the revenue we earn on this
Contract with your financial professional’s firm, which may be our affiliate,
VFA. This conflict of interest may influence your financial professional to recommend this Contract over another investment for which the financial professional is not compensated or compensated less.
You may determine to engage an Investment Adviser to provide investment advice to you. Your Investment Adviser may charge an Advisory Program fee.
We do not set your Advisory Program fee. If you have an Advisory Program fee deducted from your Contract value, we do not retain any portion of these fees.
One or more of these conflicts of interest may influence your financial professional to recommend this Contract over another investment.
General Information – Distribution of the Contracts
Exchanges
Some financial professionals may have a financial incentive to offer you a new contract in place of the one you already own. You should exchange a contract you already own only if you determine, after comparing the features, fees, and risks of both contracts, that it is better for you to purchase the new contract rather than continue to own your existing contract.

Overview of the Contract

Purpose of the Contract
The Contract is designed to help you invest on a tax-deferred basis, meet long-term financial goals, and plan for your retirement. You can accumulate assets by investing in the Contract’s investment options and then later convert those accumulated assets into a stream of guaranteed income payments from us. The Contract includes a death benefit that may help financially protect your Beneficiary or Beneficiaries in the event of your death.
This Contract may be appropriate for you if you have a long investment time horizon and the Contract’s terms and conditions are consistent with your financial goals. It is not intended for people whose liquidity needs require early or frequent withdrawals or for people who intend to frequently trade in the Contract’s investment options.
The Contract is primarily used in connection with employer-sponsored qualified retirement plans, for which the employer is the Contract owner and participating employees receive certificates related to the Contract.
If you are enrolled in an Advisory Program, Advisory Program fees deducted from your Contract may reduce the death benefit and any annuity benefits, and may be subject to federal and state income taxes and a 10% federal penalty tax.
Phases of the Contract
Like all deferred annuities, the Contract has two phases: (1) a Purchase Period (for savings) and (2) a Payout Period (for income).
Purchase Period. During the Purchase Period, you invest your money under the Contract in one or more available investment options to help you build assets on a tax-deferred basis. The available investment options may include:
•
Variable Investment Options. When you invest in a Variable Investment Option, you are indirectly investing in the Variable Investment Option’s underlying Mutual Fund. The Mutual Funds have different investment objectives, strategies, and risks. You can gain or lose money if you invest in a Variable Investment Option.

Additional information about each Mutual Fund is provided in an appendix to this prospectus. Please see APPENDIX A – FUNDS AVAILABLE UNDER THE CONTRACT.
•
Fixed Account Option. When you invest in the Fixed Account Option, your principal is guaranteed and earns interest based on a rate set and guaranteed by us.

The amount of money you accumulate during the Purchase Period depends (in part) on the performance of the investment options you choose. You may transfer money between investment options during the Purchase Period, subject to certain restrictions. Your accumulated assets impact the value of your benefits during the Purchase Period, including the death benefit, as well as the amount available for withdrawal.
Payout Period. When you are ready to receive guaranteed income under the Contract, you can switch to the Payout Period, at which time you will start to receive Payout Payments from us. This is also referred to as “annuitizing” the Contract. You generally decide when to annuitize. You can choose from the available payout options, which may provide income for life, for a guaranteed period of time, or a combination of both. You can also choose to receive payments on a variable or fixed basis, or a combination of both. If the Payout Payments are fixed, the dollar amount of each payment will be the same. If the Payout Payments are variable, the dollar amount for the payments will fluctuate.
The death benefit from the Purchase Period does not apply during the Payout Period. Any amount payable upon death during the Payout Period depends on the payout option selected. You cannot take withdrawals of Account Value or surrender the Contract during the Payout Period.
Contract Features
Retirement Plan Terms and Conditions. The Contract is primarily designed to be purchased by an employer for use in a retirement plan. Your participation in a group Contract will be subject to the terms and conditions of your retirement plan and applicable law, which may limit your ability to take certain actions under the Contract.
Accessing Your Money. You may withdraw money from the Contract at any time during the Purchase Period. If you make a withdrawal, you may have to pay income taxes, including a tax penalty if you are younger than age 59½. Withdrawals may negatively impact the value of your benefits under the Contract.
Tax Treatment. Money can be transferred between investment options without tax implications, and earnings (if any) on your investments are generally tax-deferred. Earnings and untaxed contributions are not taxed until they are distributed, which may occur when making a withdrawal, upon receiving a Payout Payment, or upon payment of the death benefit. You do not receive any additional tax benefit under the Contract if you participate in the Contract through a tax-qualified plan.
Death Benefit. If you die during the Purchase Period, we pay a death benefit to your Beneficiary or Beneficiaries. The Contract has two possible death benefits (interest guaranteed death benefit and standard death benefit), both of which are automatically included in the Contract for no additional fee.
Additional Features and Services. Additional features and services under the Contract are summarized below. There are no additional charges associated with these features and services unless otherwise noted. Not all features and services may be available under your Contract.
•
Systematic Withdrawals. This program allows you to automatically receive withdrawals on a regular basis during the Purchase Period.
•
No Charge Systematic Withdrawals. This program allows you to automatically receive withdrawals on a regular basis during the Purchase Period, subject to certain requirements related to the duration and amount of the automatic withdrawals.

Fee Tables

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering or making withdrawals from the Contract. Please refer to your Contract specifications page for information about the specific fees you will pay each year based on the options you have elected. The fees and expenses below do not reflect any advisory fees that may be paid to an Investment Adviser. If such charges were reflected, the fees and expenses would be higher.
The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender, or make withdrawals from the Contract, or transfer cash value between investment options. State premium taxes may also be deducted.
Transaction Expenses
Maximum Surrender Charge	None
The following tables describe the fees and expenses that you will pay each year during the time that you own the Contract, not including the Fund fees and expenses.
Annual Contract Expenses
Annual Variable Investment Option Maintenance Charge	None

Annual Fees	Current	Maximum
Base Contract Expenses (1) (as a percentage of average daily net asset value allocated to the Variable Investment Option)	0.00%	0.00%
Annual Fund Expenses
The next table shows the minimum and maximum total operating expenses charged by the Funds that you may pay periodically during the time that you own the Contract. A complete list of Funds available under the Contract, including their annual expenses, may be found in Appendix A of this document.
Annual Fund Expenses (expenses that are deducted from Fund assets, including management fees, distribution and/or service (12b-1) fees (if applicable), and other expenses)	Minimum (2)	Maximum (3)
	0.12%	1.29%
Footnotes to the Fee Tables
(1) Also referred to as “Separate Account Charges.” See “Purchase Unit Value” in the SAI for a discussion of how the Separate Account Charges impact the calculation of each Division’s unit value. For additional information, see “Fees and Charges – Separate Account Charges.”
(2) The Mutual Fund with the lowest total annual fund operating expenses is the Vanguard LifeStrategy Conservative Growth Fund.
(3) The Mutual Fund with the highest total annual fund operating expenses is the Invesco Balanced-Risk Commodity Strategy Fund.

Examples
These examples are intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include transaction expenses, annual Contract expenses, and annual Fund expenses.
Each example assumes that you invest a single Purchase Payment of $100,000 in the Contract for the time periods indicated and that your investment has a 5% return each year. Neither example includes the effect of premium taxes upon annuitization, or the effect of any advisory fees paid to an Investment Adviser. If these fees and charges were reflected, the costs would be higher. Your actual costs may be higher or lower than the examples below.
The first set of examples assumes the most expensive combination of annual Contract expenses and annual Fund expenses. Based on these assumptions, your costs would be:
(1) If you surrender your Contract at the end of the applicable time period:
1 Year	3 Years	5 Years	10 Years
$1,314	$4,093	$7,085	$15,614
(2) If you annuitize your Contract or you do not surrender your Contract:
1 Year	3 Years	5 Years	10 Years
$1,314	$4,093	$7,085	$15,614
The second set of examples assumes the least expensive combination of annual Contract expenses and annual Fund expenses. Based on these assumptions, your costs would be:
(1) If you surrender your Contract at the end of the applicable time period:
1 Year	3 Years	5 Years	10 Years
$123	$388	$679	$1,546
(2) If you annuitize your Contract or you do not surrender your Contract:
1 Year	3 Years	5 Years	10 Years
$123	$388	$679	$1,546

Principal Risks of Investing in the Contract

Risk of Loss. Variable annuities involve risks, including possible loss of principal. Your losses could be significant. This Contract is not a deposit or obligation of, or guaranteed or endorsed by, any bank. This Contract is not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency.
Short-Term Investment Risk. This Contract is not designed for short-term investing and may not be appropriate for an investor who needs ready access to cash. The benefits of tax deferral and long-term income mean that this Contract is more beneficial to investors with a long-time horizon.
Group Plan Risk. The Contract is primarily designed to be purchased by an employer for use in a retirement plan. Your participation in a group Contract will be subject to the terms and conditions of your retirement plan and applicable law. This may impact your ability to make Purchase Payments, request withdrawals, select payout options, or take other actions under the Contract. If the Contract is being used in a retirement plan through your employer, you should always refer to the terms and conditions in your employer’s plan when reviewing the description of the Contract in this prospectus.
Withdrawal Risk. You should carefully consider the risks associated with withdrawals under the Contract. If you make a withdrawal prior to age 59½, there may be adverse tax consequences, including a 10% federal tax penalty. A withdrawal may reduce the value of your benefits. For instance, a withdrawal may reduce the value of the death benefit. A total withdrawal (surrender) will result in the termination of your Contract. We may defer payment of withdrawals from the Fixed Account Option for up to six months when permitted by law.
Variable Investment Option Risk. Amounts that you invest in the Variable Investment Options are subject to the risk of poor investment performance. You assume the investment risk. Generally, if the Variable Investment Options that you select make money, your Account Value goes up, and if they lose money, your Account Value goes down. Each Variable Investment Option’s performance depends on the performance of its underlying Mutual Fund. Each Mutual Fund has its own investment risks, and you are exposed to the Mutual Fund’s investment risks when you invest in a Variable Investment Option. You are responsible for selecting Variable Investment Options that are appropriate for you based on your own individual circumstances, investment goals, financial situation, and risk tolerance.
Dynamic Allocation Fund Risk. The Dynamic Allocation Fund is a Mutual Fund that is generally available under the Contract. This Fund has an investment strategy that may serve to reduce the risk of investment losses that could require us to use our own assets to make payments in connection with certain guarantees, like death benefits. In addition, this Fund may enable us to more efficiently manage our financial risks associated with guarantees, due in part to an asset management formula developed by affiliated insurance companies and utilized by the Fund’s investment advisers, as described in the Fund’s prospectus. This formula may change over time based on proposals from the Company. Any changes to the formula proposed by the Company will be implemented only if they are approved by the Fund’s investment adviser and the Fund’s board of directors, including a majority of the independent directors.
Deduction of Advisory Program Fee Risk. If your Investment Adviser’s fees are deducted from the Contract, such deductions will be treated as a withdrawal and may reduce the death benefit and annuity benefits, and may be subject to federal and state income taxes and a 10% federal penalty tax.
Public Fund Availability Risk. If your Contract is a tax-deferred nonqualified annuity that is not part of your employer’s retirement plan, the Variable Investment Options that are invested in Mutual Funds available to the public outside of annuity contracts, life insurance contracts, or certain employer-sponsored retirement plans will not be available within your Contract. (Public funds are identified in Appendix A.)
Minimum Account Value Risk. If both your Account Value and Purchase Payments (less any withdrawals) fall below $300, and you do not make any Purchase Payments for at least a two-year period, we may close the account and pay the Account Value to the Participant. Any such account closure will be subject to applicable distribution restrictions under the Contract and/or under your employer’s plan.
Financial Strength and Claims-Paying Ability Risk. All guarantees under the Contract that are paid from our General Account are subject to our financial strength and claims-paying ability. If we experience financial distress, we may not be able to meet our obligations to you.
Business Disruption. Our business is also vulnerable to disruptions from natural and man-made disasters and catastrophes, such as but not limited to hurricanes, windstorms, flooding, earthquakes, wildfires, solar storms, war or other military action, acts of terrorism, explosions and fires, pandemic (such as COVID-19) and other highly contagious diseases, mass torts and other catastrophes. A natural or man-made disaster or catastrophe may negatively affect the computer and other systems on which we rely, and may also interfere with our ability to receive, pick up and process mail, to calculate Purchase Unit values, process other contract-related transactions, or otherwise provide our services, or have other possible negative impacts. While we have developed and put in place business continuity and disaster recovery plans and procedures to mitigate operational risks and potential losses related to business disruptions resulting from natural and man-made disasters and catastrophes, there can be no assurance that we, our agents, the underlying Funds or our service providers will be able to successfully avoid negative impacts resulting from such disasters and catastrophes.
Cybersecurity Risk. We rely heavily on interconnected computer systems and digital data to conduct our variable product business activities. Because our variable product business is highly dependent upon the effective operation of our computer systems and those of our business partners and service providers, our business is vulnerable to physical disruptions and utility outages, and susceptible to operational and information security risks resulting from information systems failure (e.g., hardware and software malfunctions), cyber-attacks, user error or other disruptions to the confidentiality, integrity, or availability of such systems and data. These risks include, among other things, the theft, misuse, corruption, disclosure and destruction of sensitive business data, including personal information, maintained on our or our business partners’ or service providers’ systems, interference with or denial of service attacks on websites and other operational disruptions and unauthorized release of confidential customer information. Such systems failures and cyber-attacks affecting us, any third-party administrator, the underlying Funds, intermediaries and other affiliated or third-party service providers, as well as our distribution partners, may adversely affect us and your contract value. For instance, systems failures and cyber-attacks may interfere with our processing of contract transactions, including the processing of orders from our website, our distribution partners, or with the underlying Funds, impact our ability to calculate Purchase Unit values, cause the release and possible destruction of confidential customer or business information, impede order processing, subject us and/or our service providers, distribution partners and other intermediaries to regulatory fines and enforcement action, litigation risks and financial losses and/or cause reputational damage. Cyber security risks may also impact the issuers of securities in which the underlying Funds invest, which may cause the affected underlying Funds to lose value. There may be an increased risk of cyber-attacks during periods of geo-political or military conflict. Despite our implementation of policies and procedures, which we believe to be reasonable, that address physical, administrative and technical safeguards and controls and other preventative actions to protect our systems and customer information and reduce the risk of cyber-incident, there can be no assurance that we or our distribution partners or the underlying Funds or our service providers will avoid cyber-attacks or information security breaches in the future that may affect your contract and/or personal information.
General Information

About the Contracts
The Contracts were developed to help the Contract Owner or the Participants to save money for retirement. A group Contract is a Contract that is purchased by an employer for a retirement plan. The employer and the plan documents will determine how contributions may be made to the Contracts. For example, the employer and plan documents may allow contributions to come from different sources, such as payroll deductions or money transfers. The amount, number, and frequency of Purchase Payments may also be determined by the retirement plan for which the Contract was purchased. Likewise, the employer’s plan may have limitations on partial or total withdrawals (surrenders), the start of annuity payments, and the type of annuity payout options you select.
The Contract is unallocated, which means that VALIC will not maintain separate Participant account records and will not issue a separate contract or certificate to the Participant. However, the Participant’s unallocated interest in the Contract, as reflected in records maintained by or on behalf of the plan sponsor, is subject to all of the applicable restrictions under the Code, and to plan limitations that may be more restrictive than the Code restrictions. Most Participant rights described in this prospectus may be exercised by contacting the plan’s administrator or another plan representative, rather than contacting VALIC directly. This helps ensure compliance with the employer’s plan.
The Contracts offer a combination of fixed and variable investment options that a Participant may choose to invest in to help reach retirement savings goals. Each Participant should consider his personal risk tolerances and his retirement plan in choosing investment options.
The retirement savings process with the Contracts will involve two stages: the accumulation Purchase Period, and the annuity Payout Period. The accumulation period is when contributions, called “Purchase Payments,” are made into the Contracts. The Payout Period begins when a Participant begins to receive Payout Payments under an annuity certificate distributed from the Contract. A Participant can select from an array of payout options including both fixed and variable payments. For certain types of retirement plans, such as 403(b) plans, there may be statutory restrictions on withdrawals as disclosed in the plan documents. Refer to the plan document for guidance and any rules or restrictions regarding the accumulation or annuitization periods. For more information, see “Purchase Period” and “Payout Period.”

About VALIC
We were originally organized on December 21, 1955 as The Variable Annuity Life Insurance Company of America Incorporated, located in Washington, D.C. We reorganized in the State of Texas on August 20, 1968, as Variable Annuity Life Insurance Company of Texas. On November 5, 1968, the name was changed to The Variable Annuity Life Insurance Company. Our main business is issuing and offering fixed and variable retirement annuity contracts, like Portfolio Director Plus. Our principal offices are located at 2919 Allen Parkway, Houston, Texas 77019. We have regional offices throughout the United States. VALIC is an indirect, wholly owned subsidiary of Corebridge Financial, Inc. (“Corebridge”).
About VALIC Separate Account A
When money is directed to the Contract’s Variable Investment Options, you will be sending that money through VALIC Separate Account A. Neither the Participant nor you invest directly in the Mutual Funds made available in the Contract. VALIC Separate Account A invests in the Mutual Funds on behalf of a Participant's account. VALIC acts as custodian for the Mutual Fund shares owned through the Separate Account. VALIC Separate Account A is made up of what we call “Divisions.” Each Division invests in a different Mutual Fund made available through the Contract. For example, Division Ten represents and invests in the VALIC Company I Stock Index Fund. The earnings (or losses) of each Division are credited to (or charged against) the assets of that Division, and do not affect the performance of the other Divisions of VALIC Separate Account A.
VALIC established Separate Account A on July 25,1979 under Texas insurance law. VALIC Separate Account A is registered with the SEC as a unit investment trust under the Investment Company Act of 1940, as amended, (the “1940 Act”). Units of interest in VALIC Separate Account A are registered as securities under The Securities Act of 1933, as amended (the “1933 Act”).
VALIC Separate Account A is administered and accounted for as part of the Company’s business operations. However, the income, capital gains or capital losses, whether or not realized, of each Division of VALIC Separate Account A are credited to or charged against the assets held in that Division without regard to the income, capital gains or capital losses of any other Division or arising out of any other business the Company may conduct. In accordance with the terms of the Contract, VALIC Separate Account A may not be charged with the liabilities of any other Company operation. As stated in the Contract, the Texas Insurance Code requires that the assets of VALIC Separate Account A attributable to the Contract be held exclusively for the benefit of the Contract Owner, Participants, annuitants, and beneficiaries of the Contracts. The commitments under the Contracts are the sole obligation of VALIC.
Units of Interest
Investment in a Division of VALIC Separate Account A is represented by units of interest issued by VALIC Separate Account A. On a daily basis, the units of interest issued by VALIC Separate Account A are revalued to reflect that day’s performance of the underlying Mutual Fund minus any applicable fees and charges to VALIC Separate Account A.
Distribution of the Contracts
The principal underwriter and distributor for VALIC Separate Account A is Corebridge Capital Services, Inc. (“CCS” or “Distributor”). CCS, an affiliate of the Company, is located at 30 Hudson Street, 16th Floor, Jersey City, NJ 07302. For more information about the Distributor, see “Distribution of Variable Annuity Contracts” in the SAI.
VFA
The Contracts are sold by licensed insurance agents who are registered representatives of broker-dealers, which are members of the Financial Industry Regulatory Authority (“FINRA”), unless such broker-dealers are exempt from the broker-dealer registration requirements of the Securities Exchange Act of 1934, as amended. VALIC receives payments from some Fund companies for exhibitor booths at meetings and to assist with the education and training of VFA financial professionals.
VALIC does not pay commissions on this Contract. VFA financial professionals will be compensated in the form of a fixed payment for each Participant enrollment into the plan.
Mutual Funds
The Mutual Funds or their registered investment advisers or their affiliates (“Mutual Fund Entities”) may make payments to VALIC, typically for administrative, recordkeeping, and shareholder services that VALIC provides for the underlying Mutual Fund(s).
In addition, VALIC and/or its affiliates may receive payments from Mutual Fund Entities that voluntarily choose to participate in, and that are designed to defray the costs associated with, conferences, seminars, training, or other educational events sponsored by VALIC and its affiliates where such funds and services are discussed and that are attended by VFA financial professionals, VALIC employees, employees of our affiliates and/or plan sponsors and plan consultants. Moreover, these Mutual Fund Entities may also make payments to VALIC and/or its affiliates for exhibitor booths at meetings and to assist with education and training of VFA financial professionals.
Consultants
VALIC and its affiliates sometimes retain and compensate business consultants to assist VALIC in marketing group employee benefit services to employers. These business consultants are not associated persons of VFA or affiliated with VALIC or its affiliates and are not authorized to sell or market securities or insurance products to employers or to group plan participants. The fees paid to such business consultants are part of VALIC’s general overhead and are not charged back to employers, group employee benefit plans or plan participants.
Sponsorships
VALIC and its affiliates maintain ongoing relationships with various organizations and associations, including trade associations, unions, and other industry groups, to which VALIC and/or its affiliates makes sponsorship payments for marketing and advertising opportunities. These marketing and advertising opportunities may take the form of participation in leadership and recognition events, educational conferences, speaking opportunities, booth space and signage at membership conferences and similar events, and membership dinners. Such payments are typically flat fees (either one-time or recurring) and are not based on transactions or sales.
VALIC and its affiliates also have ongoing relationships with retirement plan sponsors. As part of these ongoing relationships, VALIC and its affiliates sponsor events and seminars for plan participants that provide education for plan participants, as well as marketing and advertising opportunities for VALIC and its affiliates. Such sponsorships may include providing occasional meals, entertainment, or nominal gifts to the extent permitted by FINRA rules.
These various sponsorships may be considered endorsements of the products of VALIC or its affiliates, may result in additional annuity or other product sales to plan participants, and provide an incentive to these organizations, associations, and plan sponsors to promote the products and services of VALIC and its affiliates.
Recordkeeping for the Contracts
For certain plans, VALIC provides group and participant recordkeeping and administration services for the Contracts, including account servicing and statements. VALIC’s Home Office is located at 2929 Allen Parkway, Houston, Texas 77019. Other plans are not administered by VALIC, and you should contact your employer/plan sponsor for information as to the plan administration and recordkeeping services provider.
Variable Investment Options and Fixed Account Options

The Contracts offer a choice from among several Variable Investment Options and one Fixed Account Option. Depending on the selection made by the employer’s plan, if applicable, there may be limitations on which and how many investment options Participants may allocate Purchase Payments to at any one time. All options listed (except where noted) are available, generally, for 401(a), 403(a), 401(k), and 403(b) plans and 457(b) eligible deferred compensation plans.
This prospectus describes a Contract in which units of interest in VALIC’s Separate Account A are offered. Portfolio Director will allow Participants to accumulate retirement dollars in the Fixed Account Option and/or Variable Investment Options. Variable Investment Options are referred to as Divisions (subaccounts) in VALIC Separate Account A. Each Separate Account Division represents our investment in a different Mutual Fund. This prospectus describes only the variable aspects of Portfolio Director except where the Fixed Account Option is specifically mentioned.
Variable Investment Options
The Contracts enable Participants to participate in Divisions that represent the Variable Investment Options. These Divisions comprise all of the Variable Investment Options that are made available through VALIC Separate Account A. The Variable Investment Options available to Participants are selected by the Contract Owner. As a result, not all Variable Investment Options listed in this Prospectus may be available for investment. A Participant may be subject to further limits on how many options may be invested in at any one time.
Several of the Variable Investment Options offered through VALIC’s Separate Account A are also available to the general public (retail investors) outside of annuity contracts, life insurance contracts, or certain employer-sponsored retirement plans. These funds are listed in Appendix A as “Public Funds.” If the Contract is issued under a deferred compensation plan (other than an eligible 457(b) plan), those Variable Investment Options that are invested in Public Funds will not be available within your Contract, due to Code requirements concerning investor control. Therefore, ineligible deferred compensation 457(f) plans and private sector top-hat plans may invest only in Divisions investing in VALIC Company I Funds.
Information regarding each Fund, including (i) its name, (ii) its type, (iii) its investment adviser and any sub-investment adviser, (iv) current expenses, and (v) performance is available in an appendix to this prospectus. See “Appendix A – Funds Available Under the Contract.”
Each Fund has issued a prospectus that contains more detailed information about the Fund. Read these prospectuses carefully before investing. Paper or electronic copies of the Fund prospectuses may be obtained by calling 1-800-448-2542, or visiting www.corebridgefinancial.com/rs/prospectus-and-reports/annuities.
Refer to the employer’s retirement program documents for a list of the employer-selected Variable Investment Options and any limitations on the number of Variable Investment

Options Participant’s may choose. All Funds may not be available for all plans or Contracts.
Shares of certain of the Funds are also sold to separate accounts of other insurance companies that may or may not be affiliated with us. This is known as “shared funding.” These Funds may also be sold to separate accounts that act as the underlying investments for both variable annuity contracts and variable life insurance policies. This is known as “mixed funding.” There are certain risks associated with mixed and shared funding, such as conflicts of interest due to differences in tax treatment and other considerations, including the interests of different pools of investors. These risks may be discussed in each Fund’s prospectus.
Investors seeking to achieve long term retirement security generally are encouraged to give careful consideration to the benefits of a well-balanced and diversified investment portfolio. As just one example, investing one’s total retirement savings in a limited number of investment options may cause that individual’s retirement savings to not be adequately diversified. Spreading those assets among different types of investments can help an investor achieve a favorable rate of return in changing market or economic conditions that may cause one category of assets or particular security to perform very well while causing another category of assets or security to perform poorly. Of course, diversification is not a guarantee of gains or against losses. However, it can be an effective strategy to help manage investment risk.
Fixed Account Option
This Contract features one guaranteed fixed option that is a part of the general account assets of the Company. These assets are invested in accordance with applicable state regulations to provide fixed-rate earnings and guarantee safety of principal. The guarantees under the Fixed Account Option are subject to our financial strength and claims-paying ability and our long-term ability to make such payments, and not the Separate Account. The Fixed Account Option is not subject to regulation under the 1940 Act and is not required to be registered under the 1933 Act.
The Fixed Account Option provides fixed-return investment growth for the long-term. It is credited with interest at rates set by VALIC. You may obtain current interest rates by calling the Annuity Service Center or speaking with your financial professional. The account is guaranteed to earn at least a minimum rate of interest as shown in your Contract. Purchase Payments allocated to the Fixed Account Option will receive a current rate of interest. There are limitations on transfers out of this option. See “Transfers Between Investment Options.”
Impact of Advisory Program Fees
Please note that if you are enrolled in an Advisory Program through a third-party investment adviser, any advisory fees deducted from Account Value will be treated as a withdrawal and also result in a reduction of any Account Value allocated to the Fixed Account.
Purchase Period

The Purchase Period begins on the date of the first Purchase Payment is made. The Purchase Period ends when the Account Value is reduced to zero, whether through Payout Payments or the surrender of the Contract, or a combination of both, upon its surrender of the Contract. This period may also be called the accumulation period.
Changes in the value of the Variable Investment Options and the Fixed Account Option are reflected in the Contract Owner’s Account Value and each Participant’s unallocated interest in the Account Value. Thus, a Participant’s investment choices and their performance will affect the total account balance that will be available for the Payout Period. The amount, number, and frequency of Purchase Payments may be determined by the retirement plan for which the Contract was purchased.
Account Establishment
Initial Purchase Payments must be received either with or after a completed employer plan application. The Contract Owner or the plan’s administrator is responsible for furnishing instructions to us (a contribution flow report) as to the amount being applied to each account option.
When an initial Purchase Payment is accompanied by an application, we will promptly:
•
Accept the application and issue a Contract. We will also establish your account within 2 Business Days and apply the Purchase Payment by crediting the amount, effective the date we accept the application, to the Fixed Account Option or Variable Investment Option selected;
•
Reject the application and return the Purchase Payment; or
•
Request additional information to correct or complete the application.

If we receive Purchase Payments before we receive a completed application from an employer’s plan, we will not be able to establish a permanent account for the plan.
Under those circumstances, we will return the Purchase Payment.
If mandated under applicable law, we may be required to reject a Purchase Payment. We may also be required to block a Contract Owner’s account and thereby refuse to pay any request for transfers, withdrawals, surrenders or death benefits, until instructions are received from the appropriate regulator.
When a Participant Account Will Be Credited
Purchase Payments may be made by the employer for Participant accounts. It is the employer’s responsibility to ensure that the Purchase Payment can be promptly posted to the appropriate account(s).
A Purchase Payment must be “in good order” before it can be posted to the account. “In good order” means that all required information and/or documentation has been supplied and that the funds (check, wire, or ACH) clearly identify the Group Number to which they are to be applied. To ensure efficient posting, Purchase Payment information must include complete instructions, including the group name and number, contribution amounts (balanced to the penny for the total purchase) and the source of the funds (for example, employee voluntary, employer mandatory, employer match, transfer, rollover or a contribution for a particular tax year).
If the Purchase Payment is in good order as described and is received by our bank by Market Close, the appropriate account(s) will be credited the Business Day of receipt. Purchase Payments in good order received after Market Close will be credited the next Business Day.
Note that if the Purchase Payment is not in good order, the Contract Owner will be notified promptly. No amounts will be posted to the Contract Owner’s account(s) until all issues with the Purchase Payment have been resolved. If a Purchase Payment is not received in good order, the purchase amounts will be posted effective the Business Day all required information is received.
Purchase Units
A Purchase Unit is a unit of interest owned by the Contract Owner's Variable Investment Option. Purchase Unit values are calculated each Business Day following Market Close. Purchase Units may be shown as “Number of Shares” and the Purchase Unit values may be shown as “Share Price” on some account statements. See “Purchase Unit Value” in the SAI for more information and an illustration of the calculation of the unit value.
Calculation of Value for Fixed Account Option
The Fixed Account Option is part of the Company’s general assets. A Participant may allocate all or a portion of his unallocated interest in the Account Value to the Fixed Account Option. Allocations to the Fixed Account Option are guaranteed to earn at least a minimum rate of interest. Interest is paid on the Fixed Account Option at declared rates. With the exception of a market value adjustment, we bear the entire investment risk for the Fixed Account Option. All Purchase Payments and interest earned on such amounts in the Fixed Account Option will be paid regardless of the investment results experienced by the Company’s general assets. The obligations and guarantees under the Contract are the sole responsibility of the Company. Therefore, the payment obligations and guarantees with respect to the Fixed Account Option are subject to our financial strength and claims-paying ability, and our long term ability to make such payments.
The value of the Fixed Account Option is calculated on a given Business Day as shown below:
Value of the Fixed Account Option
=	(equals)
All Purchase Payments made to the Fixed Account Option
+	(plus)
Amounts transferred from Variable Investment Options to the Fixed Account Option
+	(plus)
All interest earned
–	(minus)
Amounts transferred or withdrawn from the Fixed Account Option (including applicable fees and charges)
Calculation of Value for Variable Investment Options
A plan may allocate all or a portion of Purchase Payments to the Variable Investment Options listed in this prospectus as permitted by your retirement program. An overview of each of the Variable Investment Options may be found in the “Fixed and Variable Investment Options” section in this prospectus and in each Mutual Fund’s prospectus. The Purchase Unit value of each Variable Investment Option will change daily depending upon the investment performance of the underlying Mutual Fund (which may be positive or negative). See “Fees and Charges.” Based upon a Variable Investment Option’s Purchase Unit value, the plan’s account will be credited with the applicable number of Purchase Units, including any dividends or capital gains per share declared on behalf of the underlying Fund as of that day. If the Purchase Payment is in good order as described and is received by our bank by Market Close, the appropriate account(s) will be credited the Business Day of receipt and will receive that Business Day’s Purchase Unit value. Purchase Payments in good order received by our bank after Market Close will be credited the next Business Day and will receive the next Business Day’s Purchase Unit value. Because Purchase Unit values for each Variable Investment Option change each Business Day, the number of Purchase Units your account will be credited with for subsequent Purchase Payments will vary. Each Variable Investment Option bears its own investment risk. Therefore, the Contract Owner’s Account Value and a Participant’s unallocated interest in the Account Value may be worth more or less at retirement or withdrawal.
During periods of low short-term interest rates, and in part due to Contract fees and expenses, the yield of the Government Money Market I Fund may become extremely low and possibly negative. In the case of negative yields, investments in the Variable Investment Option, which invests in the Government Money Market I Fund, will lose value.
Stopping Purchase Payments
Purchase Payments may be stopped at any time. The Contract Owner may resume Purchase Payments at any time during the Purchase Period. If a Participant has elected to annuitize his entire unallocated interest in the Account Value and begins the Payout Period, except as otherwise agreed by the Company, Purchase Payments may no longer make be made to the Contract on behalf of the Participant.
The value of the Purchase Units will continue to vary and the Account Value will continue to be subject to charges. The Contract will be considered surrendered when the Contract Owner elects to surrender the Contract. The Purchase Period ends when the Account Value is reduced to zero, whether through the selection of Payout Payments or the surrender of the Contract by the Contract Owner, or a combination of both.
Impact of Deduction of Advisory Program Fee on Purchase Payments
If you are enrolled in an Advisory Program through a third-party investment adviser and you choose to have an Advisory Program fee deducted from your Contract value, the deduction of such fees may result in reduction of Purchase Units by the amount of the fee.
Transfers Between Investment Options

A Participant may transfer all or part of his unallocated interest in the Account Value between the various Fixed and Variable Investment Options in Portfolio Director without a charge. Transfers may be made during the Purchase Period or during the Payout Period, subject to certain restrictions. We reserve the right to limit the number, frequency (minimum period of time between transfers) or dollar amount of transfers a Participant can make and to restrict the method and manner of providing or communicating transfers or reallocation instructions. You will be notified of any changes to this policy through newsletters or information posted online at www.corebridgefinancial.com/rs.
During the Purchase Period — Policy Against Market Timing and Frequent Transfers
VALIC has a policy to discourage excessive trading and market timing. Our investment options are not designed to accommodate short-term trading or “market timing” organizations, or individuals engaged in certain trading strategies, such as programmed transfers, frequent transfers, or transfers that are large in relation to the total assets of a mutual fund. These trading strategies may be disruptive to mutual funds by diluting the value of the fund shares, negatively affecting investment strategies and increasing portfolio turnover. Excessive trading may also raise fund expenses, such as recordkeeping and transaction costs, and can potentially harm fund performance. Further, excessive trading may harm fund investors, as the excessive trader takes security profits intended for the entire fund, and could force securities to be sold to meet redemption needs. The premature selling and disrupted investment strategy could cause the fund’s performance to suffer, and exerts downward pressure on the fund’s price per share.
Accordingly, VALIC implemented certain policies and procedures intended to discourage short-term trading. If a Participant sells Purchase Units in a Variable Investment Option valued at $5,000 or more, whether through an exchange, transfer, or any other redemption, the Participant will not be able to make a purchase of $5,000 or more in that same Variable Investment Option for 30 calendar days.
This policy applies only to investor-initiated trades of $5,000 or more, and does not apply to the following:
•
Plan-level or employer-initiated transactions;
•
Purchase transactions involving transfers of assets or rollovers;
•
Retirement plan contributions and distributions (including hardship withdrawals);
•
Systematic purchases or redemptions;
•
Systematic account reallocations and/or rebalancing; or
•
Trades of less than $5,000.
As described in a Fund’s prospectus and statement of additional information, in addition to the above, fund purchases, transfers and other redemptions may be subject to other investor trading policies, including redemption fees, if applicable. Certain Funds may set limits on transfers in and out of a Fund within a set time period in addition to or in lieu of the policy above. Also, an employer’s plan may limit an investor’s rights to transfer.
We intend to enforce these investor trading policies uniformly. We make no assurances, however, that all the risks associated with frequent trading will be completely eliminated by these policies and/or restrictions. If we are unable to detect or prevent market timing activity, the effect of such activity may result in additional transaction costs for the investment options and dilution of long-term performance returns. Thus, a Participant’s unallocated interest in the Account Value may be lower due to the effect of the extra costs and resultant lower performance. We reserve the right to modify these policies at any time.
The Fixed Account Option is subject to additional restrictions. If the plan includes a Competing Option (defined below), Participant requested transfers to another investment option under the plan (including, but not limited to, an investment option under this Contract, and including, but not limited to a transfer that may be requested as a partial withdrawal or surrender) may be made only if such investment option is not a Competing Option, and only if the transfer amount remains in the receiving option for at least 90 days. The term “Competing Option” shall mean an investment option under the plan (including, but not limited to, an investment option under this Contract) which: (1) provides a direct or indirect guarantee of investment performance; or (2) is invested primarily in a portfolio of fixed income or similar assets, if the duration of such portfolio may be less than three years; or (3) is, or may be, invested primarily in financial vehicles (such as mutual funds, trusts, custodial accounts, and annuity contracts) which are, in turn, invested substantially in a portfolio described in (2) above. We may require the Contract Owner to provide information reasonably necessary for VALIC to process such transfer or other payment, to verify that the transfer or other payment complies with the above requirements, and we may defer any transfer or payment until such information is provided. The employer may further limit or expand the restrictions. We may charge for those modified restrictions if specified in the employer’s retirement plan. Certain withdrawals by the plan are subject to a Market Value Adjustment (“MVA”). See “Fees and Charges.”
Contracts issued in connection with certain plans or programs may have different transfer restrictions due to the higher interest rates offered on the Fixed Account Option.
Communicating Transfer or Reallocation Instructions
Transfer instructions may be given by telephone, through the internet, using the self-service automated phone system, or in writing. We encourage Participants to make transfers or reallocations through the internet or the self-service automated phone service for most efficient processing. We will send a confirmation of transactions to the Participant within five days from the date of the transaction. It is the Participant’s responsibility to verify the information shown and notify us of any errors within 30 calendar days of the transaction.
If the Contract Owner has designated or authorized a recordkeeper, a Participant may be required to provide transfer instructions to the recordkeeper using the method prescribed by the recordkeeper.
Generally, no one may give us telephone instructions on a Participant’s or on your behalf without written or recorded verbal consent. Financial professionals or authorized broker-dealer employees who have received client permission to perform a client-directed transfer of value via the telephone or internet will follow prescribed verification procedures.
When receiving instructions over the telephone or online, we follow appropriate procedures to provide reasonable assurance that the transactions executed are genuine. Thus, we are not responsible for any claim, loss or expense from any error resulting from instructions received over the telephone or online. If we fail to follow our procedures, we may be liable for any losses due to unauthorized or fraudulent instructions. We reserve the right to modify, suspend, waive or terminate these transfer provisions. We will provide you notice at least 20 days prior to modification, suspension, waiver or termination.
Effective Date of Transfer
The effective date of a transfer will be:
•
The date of receipt, if received in good order by us before Market Close; otherwise,
•
The next date values are calculated.

Transfers During the Payout Period
During the Payout Period, transfer instructions must be given in writing and mailed to the Annuity Service Center. Transfers may be made between available investment options subject to the following limitations:
Payout Option	% of Account Value	Frequency
Variable Payout:	Up to 100%	Once every 365 days
Combination Fixed and Variable Payout:	Up to 100% of money in variable option payout	Once every 365 days
Fixed Payout:	Not permitted	N/A
Fees and Charges

By investing in Portfolio Director, you may be subject to these fees and charges:
•
Premium Tax Charge
•
Market Value Adjustment
•
Other Charges
These fees and charges are applied to the Variable Investment Options and the Fixed Account Option in proportion to the Account Value as explained below. Unless we state otherwise, we may profit from these fees and charges. For additional information about these fees and charges, see the “Fee Tables.” More detail regarding Mutual Fund fees and expenses may be found in the prospectus for each Mutual Fund, available at www.corebridgefinancial.com/rs.
Premium Tax Charge
Premium taxes are imposed by some states, cities, and towns. The rate will range from 0% to 3.5%. Such tax will be deducted from the Account Value when annuity payments are to begin. We will not profit from this charge.
Separate Account Charges
The Separate Account Charge is 0.00%. This charge is guaranteed and cannot be increased by the Company. For a discussion of how the separate account charges impact the calculation of each Division’s unit value, see “Purchase Unit Value” in the SAI.
The separate account charges compensate the Company for assuming certain risks under Portfolio Director. The Company assumes the obligation to provide payments during the Payout Period for your lifetime, no matter how long that might be. In addition, the Company assumes the obligation, during the Purchase Period, to pay an interest guaranteed death benefit. The Separate Account charges also may cover the costs of issuing and administering Portfolio Director and administering and marketing the Variable Investment Options, including but not limited to enrollment, participant communication and education. Separate Account Charges are applied to Variable
Investment Options during both the Purchase Period and Payout Period.
Payments from Mutual Funds/Platform Charges
Some of the Mutual Funds or their affiliates have an agreement with the Company to pay the Company for administrative, recordkeeping and shareholder services it provides to the underlying Fund. We receive payments for the administrative services we perform, such as account recordkeeping, mailing of Fund related information and responding to inquiries about the Funds. Currently, these payments range from 0.00% to 0.35% of the market value of the assets invested in the underlying Fund as of a certain date, usually paid at the end of each calendar quarter.
We may also receive what is referred to as “12b-1 fees” and non-12b-1 service fees from certain funds. These fees are designed to help pay for our direct and indirect distribution costs. The 12b-1 fees and non-12b-1 service fees are generally equal to 0.25% of the daily market value of the assets invested in the underlying Fund.
From time to time some of these fund arrangements may be renegotiated so that we receive a greater payment than previously paid.
If we do not have an arrangement to receive payments from certain Mutual Funds, we may charge a Platform Charge related to those Division(s), in order to help us manage our costs in light of the fact that the Mutual Fund is not paying us or is paying us too little. The Platform Charges are reflected in “Appendix A – Funds Available Under the Contract” to help you understand the cost of investing in certain Variable Investment Options.
Market Value Adjustment (“MVA”)
The Fixed Account Option will be guaranteed to receive a stated rate of interest that is periodically determined, as specified in the Contract. If the Contract Owner requests a surrender or withdrawal of the Account Value from the Fixed Account Option, the surrender or withdrawal will be subject to a market value adjustment. This adjustment may be positive, negative, or zero based upon the differences in interest rates at the time the Contract was established or over the last five years, if less, and at the time of the withdrawal. Any negative adjustment will be waived to the extent it decreases the surrender value below the minimum guaranteed rate as specified in your Contract. This adjustment will not apply to any withdrawals of Account Value in the Fixed Account Option used to purchase a Participant’s annuity. For more information on the market value adjustment, see “Surrender of Account Value” below. The employer should review the Contract for additional information on the Fixed Account Option.
Fund Expenses
Charges deducted from, and expenses paid out of, the assets of the Funds are described in the prospectuses for the Funds.
Other Charges
We reserve the right to charge for certain taxes that we may have to pay. This could include federal income taxes. Currently, no such charges are being made.
Fees for plan services provided by parties other than VALIC or its affiliates may be assessed to Participant accounts upon the direction or authorization of a plan representative. Such withdrawals will be identified on applicable Participant account reports or statements.
Payout Period

The Payout Period begins when a Participant decides to retire or when a Participant elects to annuitize all or a portion of his unallocated interest in the Account Value. If the employer’s plan permits, a Participant may apply any portion of his unallocated interest in the Account Value to one of the types of payout options listed below. A Participant may choose to have his payout option on either a fixed, a variable, or a combination payout basis. When a Participant chooses to have his payout option on a variable basis, the same Variable Investment Options may be used as were available during the Purchase Period. If you do not elect a payout option, the payout option will mirror the allocation of investment options in your Contract upon annuitization. For example, if your Account Value is allocated solely to the Variable Investment Options upon annuitization and you have not made an election, a variable payout option will be applied, or if your Account Value is allocated to a Fixed Account Option a fixed payout option will be applied. Similarly, if your Account Value is allocated to both Fixed Account and Variable Investment Options, a combination fixed and variable payout option will be applied.
Payout Payments on a Fixed Basis
Under a payout on a fixed basis, a Participant will receive payments that are fixed and guaranteed by the Company. The amount of these payments will depend on:
•
Type and duration of payout option chosen;
•
The Participant’s age or the Participant’s age and the age of the survivor (1);
•
The portion of the Participant’s unallocated interest in the Account Value being applied; and
•
The payout rate being applied and the frequency of the
payments.

(1)
This applies only to joint and survivor payouts.
If the benefit would be greater, the amount of the Participant’s payments will be based on the current payout rate the Company uses for immediate annuity contracts.
Assumed Investment Rate
An “Assumed Investment Rate” or “AIR” is the rate used to determine a Participant’s first monthly Payout Payment per thousand dollars of account balance allocated to the Variable Investment Options. When a Participant decides to enter the Payout Period, he will select the Payout Option, Annuity Date, and the AIR. A Participant may choose an AIR ranging from 3.5% to 5% (as prescribed by state law). If a Participant chooses a higher AIR, the initial Annuity Payment will be higher, but later payments will increase more slowly during periods of good investment performance, and decrease faster during periods of poor investment performance. The dollar amount of the variable income payments stays level if the net investment return equals the AIR. The choice of AIR may affect the duration and frequency of payments, depending on the payout option selected. For example, a higher AIR will generate a higher initial Payout Payment, but as Payout Payments continue they may become smaller, and eventually could be less than if the Participant had initially selected a lower AIR. The frequency of the Payout Payments may lessen to ensure that each Payout Payment is at least $25 per month.
Payout Payments on a Variable Basis
With a payout on a variable basis, a Participant may select from current Variable Investment Options. A Participant’s payments will vary accordingly. This is due to the varying investment results that will be experienced by each of the Variable

Investment Options selected. The Payout Unit value is calculated just like the Purchase Unit value for each Variable Investment Option except that the Payout Unit value includes a factor for the AIR selected. For additional information on how Payout Payments and Payout Unit Values are calculated, see the SAI.
In determining a Participant’s first Payout Payment, an AIR of 3.5% is used (unless the Participant selects a higher rate as allowed by state law). If the net investment experience of the Variable Investment Option exceeds the Participant’s AIR, the Participant’s subsequent payments will be greater than the first payment. If the investment experience of the Variable Investment Option is lower than the AIR, the subsequent payments will be less than the first payment.
Payout Payments on a Combination of a Fixed and Variable Basis
With a combination fixed and variable payout, the Participant may choose:
•
From the existing Variable Investment Options (payments will vary); with a
•
Fixed payout (payment is fixed and guaranteed).
Partial Annuitization
A Participant may choose to annuitize a portion of his unallocated interest in the Account Value. This will, in essence, divide the account balance into two parts. The current non-annuitized part would continue as before, while the annuitized part would effectively be moved to a new Payout Payment account. Thus, the death benefit in such a situation would be reduced to the value of the amount remaining in the account minus the amount applied to Payout Payments. Depending on the payout option selected, there may also be a death benefit from the annuitized portion of the account, such as a payout for a guaranteed period.
Payout Date
The payout date is the date elected by a Participant on which the annuity Payout Payments will start. The date elected must be the first of any month. A request to start payments must be received in our Home Office on a form or through other media approved by VALIC. This request must be received by VALIC by at least the fifteenth (15th) day of the month prior to the month the Participant wishes his annuity payments to start. A Participant account will be valued ten days prior to the beginning of the month in which the Payout Payments will start.
The following additional rules also apply when determining the payout date:
•
The earliest payout date is generally subject to the terms of the employer-sponsored plan (including 403(b) plans and programs) under which the Contract is issued and the federal tax rules governing such Contracts and plans.
•
Distributions under employer-sponsored retirement plans generally are not permitted until after the Participant stops working for the employer sponsoring the plan, unless the Participant has experienced a qualifying financial hardship (or in the case of a 457(b) plan, an unforeseeable emergency) or has become disabled.
•
In certain cases, and frequently in the case of Participant voluntary deferrals to a 403(b) or a 401(k) plan, the Participant may begin taking distributions when he attains age 59½ even if he is still working for the employer sponsoring the plan.
•
All Contracts require distributions to commence within a prescribed period after the death of the Participant, subject to the specific rules which apply to the type of plan or arrangement under which the contract is issued.
•
The Contract may also impose minimum amounts for annuity payments, either on an annual or on a more frequent periodic basis.
For additional information on plan-level distribution restrictions and on the minimum distribution rules that apply to payments under 403(b), 401, 403(a) and 457 plans or simplified employee plans (“SEPs”), see “Federal Tax Matters” in this prospectus and in the SAI.
Payout Options
A Participant may specify the manner in which Payout Payments are made. A Participant may select one of the following options for a Fixed Annuity, a Variable Annuity, or a combination Fixed and Variable Annuity. This choice is a one-time permanent choice. A Participant’s Payout Payment option may not be changed later and it may not be exchanged for a cash payment, except that an Annuitant may take a withdrawal under the Payment for a Designated Period option. A Participant may select one of the following options:
1.
Life Only — payments are made only to the Annuitant during his lifetime. Under this option there is no provision for a death benefit for the Beneficiary. For example, it would be possible under this option for the Annuitant to receive only one Payout Payment if the Annuitant died prior to the date of the second payment, or two if the Annuitant died before the third payment. In addition, once the Payout Period has begun, if the Annuitant dies prior to the date of the first payment, no Payout Payments would be made.
2.
Life with Guaranteed Period — payments are made to the Annuitant during his lifetime, but if the Annuitant dies before the guaranteed period has expired, his Beneficiary can receive payments for the rest of the guaranteed period, or take a lump-sum distribution.
3.
Life with Cash or Unit Refund — payments are made to the Annuitant during his lifetime. These payments are based upon the Annuitant’s life expectancy and will continue for as long as the Annuitant lives. If the Annuitant does not outlive the life expectancy calculated, upon the Annuitant’s death, the Annuitant’s Beneficiary may receive an additional payment. The additional payment under a fixed annuity, if any, is equal to the fixed annuity value of the Annuitant’s account at the time it was valued for the payout date, less the Payout Payments. The additional payment under a variable annuity, if any, is equal to the variable annuity value of the Annuitant’s account as of the date we receive Proof of Death, less the Payout Payments.
4.
Joint and Survivor Life — payments are made to the Annuitant during the joint lifetime of the Annuitant and a second person. Upon the death of one, payments continue during the lifetime of the survivor. This option is designed primarily for couples who require maximum possible variable payouts during their joint lives and are not concerned with providing for beneficiaries at the death of the last survivor. For example, it would be possible under this option for the joint Annuitants to receive only one payment if both Annuitants died prior to the date of the second payment, or for the joint Annuitants to receive only one payment and the surviving Annuitant to receive only one payment if one Annuitant died prior to the date of the second payment and the surviving Annuitant dies prior to the date of the third payment. For example, if the Annuitant dies before receiving a Payout Payment the first Payout Payment will be made to the second designated person. If both the Annuitant and the second designated person die before the first Payout Payment is made, no Payout Payments will be made.
5.
Payment for a Designated Period — payments are made to the Annuitant for a select number of years between five and 30. Upon the Annuitant’s death, payments will continue to the Annuitant’s Beneficiary until the designated period is completed.
Payout Information
Once a Participant’s Payout Payments have begun, the option the Participant has chosen may not be stopped or changed. Any one of the Variable Investment Options may result in the Participant receiving unequal payments during the Payout Period. If payments begin before age 59½, the Participant may suffer unfavorable tax consequences, in the form of a penalty tax, if the Participant does not meet an exception under federal tax law. See “Federal Tax Matters.”
Under certain retirement plans, federal pension law may require that payments be made under the joint and survivor life payout option.
Most Payout Payments are made monthly. The first Payout Payment must total at least $25, and the annual payment must be at least $100. If the amount of a payment is less than $25, we reserve the right to reduce the frequency of payments so that each payment is at least $25, subject to any limitations under the Contract or plan.
For more information about payout options or enhancements of those payout options available under the Contract, see the SAI.
Impact of Advisory Program Fees on Payout Payments
If you are participating in the Advisory Program and your Investment Adviser’s fee is deducted from your Contract, the deduction of the Advisory Program Fee will be treated as a withdrawal and will reduce the annuitization benefit. The examples below assess the impact of the deduction of Advisory Program Fees on the Contract’s value upon annuitization, assuming an initial $100 deposit.
1.
If, at the payout date, the Contract value has increased to $120 and you have had $1 deducted for the Advisory Program Fee, the Contract value is reduced to $119. Your Payout Payments will be based on a Contract value of $119.
2.
If, at the payout date, the Contract value has decreased to $90 and you have had $1 deducted for the Advisory Program Fee, the Contract value is reduced to $89. Your Payout Payments will be based on a Contract value of $89.
Surrender of Account Value

When Surrenders Are Allowed
The Contract Owner may withdraw on behalf of one or more Participants all or part of the Account Value at any time before the Payout Period begins if:
•
allowed under federal and state law; and
•
allowed under the plan.

For Purchase Payments that are contributions made under an employer’s plan, such as a 401(a) or (k) qualified cash or deferred arrangement or a 403(b) plan, surrenders are subject to the terms of the plan, in accordance with the Code. Qualified plans often require certain conditions to be met before a distribution or withdrawal may take place. See “Surrender Restrictions” below.
For an explanation of charges that may apply to a surrender of the Account Value, see “Fees and Charges” in this prospectus. Additionally, the Participant may incur a 10% federal tax penalty for partial or total withdrawals made before age 59½.
Surrender Process
In order to surrender all or a portion of the Account Value, the Contract Owner must complete and submit (or permit a Participant, through a designated recordkeeper, to complete, and submit) a surrender request form or information required in other approved media, and submit it to the Annuity Service Center. The maximum surrender value equals the plan’s Account Value next computed after its properly completed request for surrender is received in our Home Office subject to any applicable market value adjustment.
We will mail the surrender value within seven calendar days after we receive your request if it is in good order. Good order means that all paperwork is complete and signed or approved by all required persons, and any necessary supporting legal documents or plan forms have been received in correct form.
We may be required to suspend or postpone payments if redemption of an underlying Fund’s shares have been suspended or postponed. See the applicable Fund prospectus for a discussion of the reasons why the redemption of shares may be suspended or postponed.
There is no guarantee that the surrender value in a Variable Investment Option will ever equal or exceed the total amount of Purchase Payments received by us.
Delay of Payment. We may be required under applicable law to block a request for a surrender until we receive instructions from the appropriate regulator, due to the USA Patriot Act. In addition, we may defer making payments from the Fixed Account Option for up to six months, or less, if required by law. If payment is deferred, interest will accrue until the payment is made.
VALIC may be required to suspend or postpone the payment of a withdrawal for more than 7 days when: (1) the NYSE is closed (other than a customary weekend and holiday closings); (2) trading with the NYSE is restricted; (3) an emergency exists such that disposal of or determination of the value of shares of the Variable Investment Options is not reasonably practicable; or (4) the SEC, by order, so permits for the protection of Contract Owners.
Surrender Restrictions
Generally, Code section 403(b) permits total or partial distributions from Participant voluntary contributions to a 403(b) contract only on account of hardship (employee contributions only without accrued interest), attainment of age 59½, separation from service, death or disability. Similar restrictions apply to any amount transferred to a 403(b) contract from a 403(b)(7) custodial account. In addition, beginning for contracts issued on or after January 1, 2009, employer contributions and non-elective contributions to a 403(b) annuity contract are subject to restrictions specified in Treasury regulations as specifically imposed under the employer’s plan.
Under the Florida State Optional Retirement Program, no surrender or partial surrender of Purchase Payments made by the employer will be allowed except upon termination of employment, retirement or death. Benefit payments based on payments from the employer may not be paid in a lump sum or for a period certain, but must be paid under a life contingency option, except for:
•
death benefits; and
•
certain small amounts approved by the State of Florida.
Other employer-sponsored plans may also impose restrictions on the timing and form of surrenders from the Contract.
Partial Surrenders
The Contract Owner may request a partial surrender of the Account Value at any time during the Purchase Period, subject to any applicable surrender restrictions. A partial surrender will reduce the Account Value. The Participant may specify an amount to be taken from each Fund or the amount will be distributed pro-rata against all Funds. If the Participant does not specify, the distribution will be taken pro-rata against the Variable Investment Options and Fixed Account Option.
The reduction in the number of Purchase Units credited to the plan’s Variable Investment Option Account Value will equal the amount surrendered from the Variable Investment Option divided by the plan’s Purchase Units next computed after the written request for surrender is received at our Home Office.
Systematic Withdrawals
All or part of the Account Value may be withdrawn for the benefit of a Participant under a systematic withdrawal method as described in the Contract (“No Charge” systematic withdrawals), which provides for:
•
Payments to be made to the Participant; and
•
Payment over a stated period of time, but not less than five years; and
•
Payment of a stated yearly dollar amount or percentage (the amount or percentage may not exceed 20% of the

Participant’s unallocated interest in Account Value at the time election is made).
We may require a minimum withdrawal amount under this method. The portion of a Participant’s unallocated interest in the Account Value that has not been withdrawn will continue to receive the investment return of the Variable Investment Options that was selected. A Participant may select the specific investment option(s) from which to take distributions for most payment options, or the Participant may elect to have the payment distributed proportionally across all the funds in which he is invested. Systematic withdrawals can be changed, revoked, and/or reinstated. No more than one systematic withdrawal election may be in effect at any one time. We reserve the right to discontinue any or all systematic withdrawals or to change the terms, at any time.
Distributions Required by Federal Tax Law
The specific investment option(s) from which to take distributions for most payment options may be selected, or the payment may be distributed proportionally across all the investment options in which a Participant is invested. This Contract feature will not be available in any year that an amount has been withdrawn under the “No Charge” systematic withdrawal method. See “Federal Tax Matters” for more information about required distribution rules.
Withdrawals from Fixed Account Option
If the Contract Owner requests a withdrawal or surrender of the entire Account Value invested in the Fixed Account Option, the withdrawal or surrender shall be subject to a market value adjustment provision under the Contract (unless waived by the Company), which is calculated as follows (the “MVA Adjustment Factor”):
(1 + A)5 divided by (1 + B +0.0025) 5
•
Where A = the average 10 year Treasury Constant Maturity Series rate computed as an average of such rates as of the last business day of the last 60 complete calendar months or the number of complete months since the Contract issue if less, determined as of the time of the surrender; and
•
Where B = the 10 year Treasury Constant Maturity Series rate determined as of the time of surrender.
Upon such a surrender or withdrawal, the Contract Owner will receive an amount that is equal to the Account Value withdrawn or surrendered from the Fixed Account Option multiplied by the MVA Adjustment Factor. The amount payable to the Contract Owner upon a full withdrawal or surrender from the Fixed Account Option will always be at least the deposits or transfers into Fixed Account Option less withdrawals and transfers from Fixed Account Option, plus the guaranteed minimum interest rate credited to amounts in the Fixed Account Option. Any negative adjustment will be waived to the extent it would decrease the full withdrawal or surrender from the Fixed Account Option below this amount.
Exchange Privilege

From time to time, we may offer to exchange certain fixed or variable contracts into Portfolio Director. Such an exchange offer will be made in accordance with applicable federal securities laws and state insurance rules and regulations. We will provide the specific terms and conditions of any such exchange offer at the time the offer is made.

Benefits Available Under the Contract

The following tables summarize information about the benefits available under the Contract.
Standard Benefits
Name of Benefit	Purpose	Maximum Fee	Brief Description of Restrictions / Limitations
Interest Guaranteed Death Benefit	Provides a death benefit based on the greater of Account Value or Net Purchase Payments plus interest	No Charge
•Payable only during the Purchase Period
•Payable only if death occurs before age 70
•May not be available in all states
•Withdrawals, including withdrawals to pay your advisory
fees, may significantly reduce the benefit

Standard Death Benefit	Provides a death benefit based on the greater of Account Value or Net Purchase Payments	No Charge
•Payable only during the Purchase Period
•Generally payable only if death occurs on or after age 70
•Payable in any state where the interest guaranteed death
benefit is not available, even if death occurs before age 70
•Withdrawals, including withdrawals to pay your advisory
fees, may significantly reduce the benefit

Systematic Withdrawals	Allows you to automatically receive withdrawals on a regular basis during the Purchase Period	No Charge	•No more than one systematic withdrawal election may be in effect at any time •We reserve the right to discontinue any or all systematic withdrawals or to change the terms at any time
Advisory Program	The investment advice service provided by your Investment Adviser	Not applicable
•A separate investment advisory fee and agreement is
required
•If you pay any investment adviser fee from the Contract,
any deduction may reduce the death benefit and annuity
benefits, and may be subject to federal and state income
taxes and a 10% federal penalty tax.

Death Benefits

If a Participant dies before withdrawing his entire unallocated interest in the Account Value, the remaining portion of that unallocated interest will be paid to the Participant’s Beneficiary(ies) as determined under the plan, in accordance with the plan and the Code. If the Participant dies during the Payout Period, the remaining Payout Payments, if any, will be paid to the Participant’s Beneficiary(ies) as determined under the plan and as described below. Death benefits are paid only once per Participant.
The Process
VALIC, or the recordkeeper designated or authorized by the Contract Owner requires that complete and acceptable documentation and paperwork be received from the Beneficiary in order to begin the death benefit payment process. First, Proof of Death is required. Proof of Death is defined as a certified copy of the death certificate, a certified copy of a decree of a court of competent jurisdiction as to death, a written statement by an attending physician, or any other proof satisfactory to VALIC or the plan recordkeeper, as applicable. Additionally, the Beneficiary must include an election specifying the distribution method and any other form required by VALIC or the plan recordkeeper, as applicable, or a regulator to process the claim. The account will not be valued and any payments will not be made until all paperwork is complete and in a form acceptable to VALIC. Death benefits are paid only once per Contract.
If a Participant’s unallocated interest in the Account Value is reduced to zero and except as the Company otherwise agrees the Participant may no longer make subsequent Purchase Payments or transfers, and no death benefit will be payable.
Beneficiary Information
The Beneficiary may receive death benefits:
•
In a lump sum;
•
In the form of an annuity under any of the payout options stated in the Payout Period section of this prospectus subject to the restrictions of that payout option; or
•
In a manner consistent with Code section 401(a)(9) or 72(s).
Payment of any death benefits must be within the time limits set by federal tax law and by the plan, if any.
Spousal Beneficiaries
A spousal Beneficiary may receive death benefits as shown above; or
•
may delay any distributions until the Annuitant would have reached age 72; or
•
may roll the funds over to an IRA or certain retirement plans in which the spousal Beneficiary participates;
Beneficiaries Other Than Spouses
If the Beneficiary is not the spouse of the Annuitant, death benefits must be paid:
•
In full within 5 years after the year of the Annuitant’s death; or
•
By payments beginning within 1 year after the year of the Annuitant’s death under:
1.
A life annuity;
2.
A life annuity with payments guaranteed to be made for at least a specified fixed period; or
3.
An annuity or other stream of payments for a designated period not exceeding the Beneficiary’s life expectancy (where permitted).
If the Annuitant dies before the beginning of the Annuity Period, the named Beneficiary may receive the payment.
Payments for a designated or fixed period and guarantee periods for a life annuity cannot be for a greater period of time than the Beneficiary’s life expectancy. After choosing a payment option, a Beneficiary may exercise certain of the investment options and rights that the Participant may have had under the Contract.
During the Purchase Period
If death occurs during the Purchase Period, the Beneficiary will receive the unallocated interest in the Account Value.
As indicated above, a Participant may elect to annuitize only a certain portion and leave the remaining value in the account. The death benefit in such situations would include the value of the amount remaining in the account minus the amount applied to Payout Payments. Depending on the payout option selected, there may also be a death benefit from the annuitized portion of the account.
During the Payout Period
If death occurs during the Payout Period, the Beneficiary may receive a death benefit depending on the payout option selected. The amount of death benefit will also depend on the payout option selected. The payout options available are described in the “Payout Period” section of this prospectus.
•
If the life only option or joint and survivor life option was chosen, there will be no death benefit.
•
If the life with guaranteed period option, joint and survivor life with guaranteed periods option, life with cash or unit refund option or payment for a designated period option was chosen, and the entire amount guaranteed has not been paid, the Beneficiary may choose one of the following within 60 days after death benefits are payable:

1.
Receive the present value of any remaining payments in a lump sum; or
2.
Receive the remaining payments under the same terms of the guaranteed period option chosen by the deceased Annuitant; or
3.
Receive the present value of any remaining payments applied under the payment for a designated period option for a period equal to or shorter than the period remaining. Spousal Beneficiaries may be entitled to more favorable treatment under federal tax law. Spousal Beneficiaries may be entitled to more favorable treatment under the Contract and/or under federal tax law, including additional permitted delays before beginning distributions, as well as being able to continue the Contract as their own and not as a beneficiary account.
Impact of the Deduction of Advisory Program Fees on Death Benefit
If you are participating in an Advisory Program and your Investment Adviser’s fee is deducted from your Contract, the deduction of the Advisory Program Fee will be treated as a withdrawal and may reduce the death benefit. The examples below assess the impact of the Advisory Program Fee on the Contract’s death benefit assuming an initial $100 deposit and no additional payments and no withdrawals.
1.
If, at the end of the year, the Contract value increases to $120 and you pay a $1 Advisory Program Fee, the Contract value is reduced to $119. If you die, your Contract’s death benefit is $119.
2.
If, at the end of the year, the Contract value decreases to $90 and you pay a $1 Advisory Program Fee, the Contract value is reduced to $89. However, the Advisory Program Fee will reduce the death benefit to $99 (your premium payment less Advisory Program Fees deducted) (or higher if you are younger than 70 at your death) due to the Death Benefit Contract guarantee.
Other Contract Features

Changes That May Not Be Made
The Contract Owner may not be changed once the account has been established.
Change of Beneficiary
The beneficiary (if not irrevocable) may usually be changed ay any time. Two or more Beneficiaries may be designated to receive separate percentage interests in the death benefits payable under the contract. Each such Beneficiary may separately exercise the rights that a Beneficiary has under the Contract.
One of more contingent Beneficiaries may be designated. A contingent Beneficiary will receive benefits payable upon the Participant’s death if all of the primary Beneficiaries have died prior to the Participant. A contingent Beneficiary will have all of the same rights as a Beneficiary during the Purchase Period or Payout Period.
Under some retirement programs, the right to name a Beneficiary other than the spouse or to change a Beneficiary is subject to approval by the spouse. Also, the right to name a Beneficiary other than the spouse may be subject to certain laws and regulations applicable to the plan.
If the Annuitant dies, and there is no Beneficiary, any death benefit will be payable to the Annuitant’s estate, except in the case of a nonqualified Contract where the Contract Owner and
Annuitant are different, in which case the death benefit is paid to the Contract Owner or the Contract Owner’s estate.
If a Beneficiary dies prior to the Participant, that Beneficiary’s interest will be divided pro rata among the remaining Beneficiaries.
If a Beneficiary dies while receiving payments, and there is no co-Beneficiary to continue receiving payments, any amount still due will be paid to the Beneficiary’s estate.
We Reserve Certain Rights
We may amend the Contracts to comply with changes in federal tax, securities, or other laws. We may also make changes to the Variable Investment Options offered under the Contracts. For example, we may add new Variable Investment Options to expand the offerings for an asset class. We may stop accepting allocations and/or investments in a particular Variable Investment Option if the shares of the underlying Fund are no longer available for investment or if, for example, further investment would be inappropriate. We may move assets and re-direct future premium allocations from one Variable Investment Option to another in accordance with federal and state law and, in some cases, with SEC approval. The new Variable Investment Option offered may have different fees, expenses, objectives, strategies and risks.
We may restrict your ability to combine Contracts and may modify or suspend or impose additional or different conditions with respect to options available under the Contracts, as may be allowed by federal or state law. We will not make any changes to the Contracts without Contract Owner permission except as may be allowed by federal or state law. We may add endorsements to the Contracts that would apply only to new Contract Owners after the effective date of the changes. These changes would be subject to approval by the Company and may be subject to approval by the SEC.
We reserve the right to operate VALIC Separate Account A as a management investment company under the applicable securities laws, and to deregister VALIC Separate Account A under applicable securities laws, if registration is no longer required.
Relationship to Employer’s Plan
Participants should always refer to the terms and conditions in the plan, including any plan limitations that may limit a Participant’s rights with respect to amounts held under the Contract, when reviewing the descriptions of the Contract in this prospectus.
Voting Rights

As discussed in the “About VALIC Separate Account A” section of this prospectus, VALIC Separate Account A holds, on the plan's behalf, shares of the Mutual Funds that comprise the Variable Investment Options. From time to time, the Funds may be required to hold a shareholder meeting to obtain approval from their shareholders for certain matters.
Who May Give Voting Instructions
During the Purchase Period, subject to any contrary provisions in the plan, the plan will dictate who will have the right to give voting instructions to VALIC Separate Account A for the shareholder meetings. Plans will receive proxy materials and a form on which voting instructions may be given before the shareholder meeting is held will be mailed in advance of any shareholder meeting. Please vote each card received.
Determination of Fund Shares Attributable to Your Account
During the Purchase Period
The number of Fund shares attributable to the plan's account will be determined on the basis of the Purchase Units credited to the plan's account on the record date set for the Fund shareholder meeting.
During the Payout Period or after a Death Benefit Has Been Paid
The number of Fund shares attributable to the plan's account will be based on the liability for future variable annuity payments to payees on the record date set for the Fund shareholder meeting.
How Fund Shares Are Voted
VALIC Separate Account A will vote all of the shares of the Funds it holds based on, and in the same proportion as, the instructions given by all Contract Owners invested in that Fund entitled to give instructions at that shareholder meeting. VALIC Separate Account A will vote the shares of the Funds it holds for which it receives no voting instruction in the same proportion as the shares for which voting instructions have been received. One effect of proportional voting is that a small number of Contract Owners may determine the outcome of a vote. In the future, we may decide how to vote the shares of VALIC Separate Account A in a different manner if permitted at that time under federal securities law.
In the event that shares of a Fund are owned by VALIC or an affiliated insurance company for their own benefit, such shares will be voted proportionally based on instructions received from Contract Owners.

Federal Tax Matters

The Contracts generally provide tax-deferred accumulation over time, but may be subject to certain federal income and excise taxes, mentioned below. Refer to the SAI for further details. Section references are to the Code. We do not attempt to describe any potential estate or gift tax, or any applicable state, local or foreign tax law other than possible premium taxes mentioned under “Premium Tax Charge.” Discussions regarding the tax treatment of any annuity contract or retirement plans and programs are intended for general informational purposes only and are not intended as tax advice, either general or individualized, nor should they be interpreted to provide any predictions or guarantees of a particular tax treatment. Such discussions generally are based upon the Company’s understanding of current tax rules and interpretations, and may include areas of those rules that are more or less clear or certain. Tax laws are subject to legislative modification, and while many such modifications will have only a prospective application, it is important to recognize that a change could have retroactive effect as well. You should seek competent tax or legal advice, as you deem necessary or appropriate, regarding your own circumstances.
Types of Plans
Tax rules vary, depending on whether the Contract is offered under your employer’s tax-qualified retirement program, or an individual retirement plan, or is instead a nonqualified Contract. The Contracts are used under many types of retirement arrangements; including the following:
•
Section 403(b) annuities for employees of public schools, community colleges, colleges and universities, and other section 501(c)(3) tax-exempt organizations;
•
Section 401(a), 403(a) and 401(k) qualified plans;
•
Section 457 deferred compensation plans of governmental and tax-exempt employers;
Contributions under any of these retirement arrangements generally must be made to a qualifying annuity Contract or to a qualifying trust or custodial account, in order for the contributions to receive favorable tax treatment as pre-tax (or Roth) contributions. Contracts purchased under these retirement arrangements generally are referenced in this document as “Qualified Contracts.”
Note that the specific terms of the governing employer plan may limit a participant’s rights and options otherwise available under a Contract. In addition, changes in the applicable laws or regulations may impose additional limitations or may require changes to the contract to maintain its status as a Qualified Contract.
Tax Consequences in General
Purchase Payments, distributions, withdrawals, transfers and surrender of a Contract can each have a tax effect, which varies with the governing retirement arrangement. Please refer to the detailed explanation in the SAI, the documents (if any) controlling the retirement arrangement through which the Contract is offered, and a personal tax advisor.
Purchase Payments under the Contracts can be made as contributions by employers or as pre-tax or after-tax contributions by employees, depending on the type of retirement program. Purchase Payments also can be made outside of an employer-sponsored retirement program. After-tax Purchase Payments, including after-tax employee contributions, generally constitute “investment in the Contract.” All Qualified Contracts receive deferral of tax on the inside build-up of earnings on invested Purchase Payments, until a distribution occurs. See the SAI for a discussion of the taxation of distributions, including upon death.
Transfers among investment options within a variable annuity Contract generally are not taxed at the time of such a transfer. However, in 1986, the IRS indicated that limitations might be imposed with respect to either the number of investment options available within a Contract, or the frequency of transfers between investment options, or both, in order for the Contract to be treated as an annuity Contract for federal income tax purposes (investor control). If imposed, VALIC can provide no assurance that such limitations would not be imposed on a retroactive basis to Contracts issued under this prospectus. However, VALIC has no present indications that the IRS intends to impose such limitations, or what the terms or scope of those limitations might be. In addition, based upon published guidance issued by the IRS in 1999, it appears likely that such limitations, if imposed, would only apply to nonqualified Contracts.
Distributions are taxed differently depending on the program through which the Contracts are offered and the previous tax characterization of the contributions to which the distribution relates. Generally, the portion of a distribution that is not considered a return of investment in the Contract is subject to income tax. For annuity payments, investment in the Contract is recovered ratably over the expected payout period. Special recovery rules might apply in certain situations. Non-periodic payments such as partial withdrawals and full surrenders during the Purchase Period are referred to as “amounts not received as an annuity” in the Code. These types of payments are generally taxed to the extent of any gain existing in the Contract at the time of withdrawal.
Amounts subject to income tax may also incur excise or penalty taxes, under certain circumstances. Generally, as more fully discussed in the SAI, taxable distributions received before you attain age 59½ are subject to a 10% penalty tax in addition to regular income tax, unless you make a rollover, in the case of a Qualified Contract, to another tax-deferred investment vehicle or meet certain exceptions. Note that distributions from a 457(b) plan are not subject to the 10% tax penalty. And, if the individual must report the distribution as ordinary income, he may need to make an estimated tax payment by the due date for the quarter in which he received the distribution, depending on the amount of federal tax withheld from the distribution. When an individual calculates his tax liability to determine whether he needs to make an estimated tax payment, the total tax for the year should also include the amount of the 10% additional tax on early distributions unless an exception applies. Amounts eligible for grandfathered status afforded to pre-1982 accounts might be exempt from the 10% early withdrawal penalty. The SAI lists a number of additional exceptions to the 10% early withdrawal penalty. Please consult a tax advisor concerning these exceptions, tax reporting, and the tax-related effects of an early distribution. Required tax withholding will vary according to the type of program, type of payment and tax status. In addition, amounts received under all Contracts may be subject to state income tax withholding requirements.
In addition, distributions from certain contracts may be subject to a 3.8% tax on net investment income on investment income in excess of applicable thresholds for Modified Adjusted Gross Income (“MAGI”; $250,000 for joint filers; $125,000 for married individuals filing separately; and, $200,000 for individual filers). An individual with MAGI in excess of the applicable MAGI threshold will be required to pay this tax on net investment income in excess of that threshold. This tax generally does not apply to Qualified Contracts; however, taxable distributions from such contracts may be taken into account in determining the applicability of the MAGI thresholds.
On December 20, 2019, the Setting Every Community Up for Retirement Enhancement (SECURE) Act was signed into law as part of larger appropriations legislation. Additionally, the SECURE 2.0 Act of 2022 (SECURE 2.0) was passed on December 29, 2022. The SECURE and SECURE 2.0 Acts include many provisions affecting Qualified Contracts, including:
•
an increase in the age at which required minimum distributions (RMDs) generally must commence. The updated RMD ages are:
○
Age 75 if you were born on or after January 1, 1960
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Age 73 if you were born on or after January 1, 1951 and before January 1, 1960
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Age 72 if you were born on or after July 1, 1949 and before January 1, 1951
○
Age 70½ if you were born before July 1, 1949
•
new limitations on the period for beneficiary distributions following the death of the plan participant or IRA owner (when the death occurs on or after January 1, 2020);
•
elimination of the age 70½ restriction on IRA contributions for tax years beginning in 2020 (combined with an offset to the amount of eligible qualified charitable distributions (QCDs) by the amount of post-70½ IRA contributions);
•
new exceptions to the 10% additional tax on early distributions, for the birth or adoption of a child, which also became an allowable plan distribution event (starting in 2020) for terminal illness and for eligible distributions for domestic abuse victims (starting in 2024);
•
expansion of distribution and loan rules (including loan repayment) for qualified disaster recovery distributions from certain employer-sponsored retirement plans and IRAs; and,
•
a reduction of the earliest permissible age for in-service distributions from pension plans and governmental Section 457 plans to 59½, starting in 2020.
Some provisions in these acts are subject to the terms of an employer’s retirement plan.
The foregoing is not an exhaustive list. The SECURE and SECURE 2.0 Acts included many additional provisions affecting Qualified Contracts. Additionally, on July 19, 2024, the IRS and Treasury Department released final regulations and proposed regulations under Code section 401(a)(9). The proposed regulations include proposed updates for the RMD changes made by the SECURE Act.
In 2019 the IRS issued multiple letter rulings to individual insurance companies recognizing the ability, in specific circumstances, to treat the payment of investment advisory fees to an investment advisor out of nonqualified contracts as nontaxable withdrawals from the contracts. IRS letter rulings generally may only be relied upon by the party to whom they are issued.
VALIC obtained such a Private Letter Ruling. However, VALIC only administers the terms of the Private Letter Ruling for its affiliate Advisory Programs. This means if you participate in a third-party Advisory Program, partial withdrawals, including Investment Adviser fees, taken from a non-qualified individual contract will be considered distributions or withdrawals for tax purposes and will be treated as a taxable distribution.
Important Information Regarding 403(b) Regulations
On July 26, 2007, the Department of the Treasury published final 403(b) regulations that became largely effective on January 1, 2009. These comprehensive regulations include several rules and requirements, such as a requirement that employers maintain their 403(b) plans pursuant to a written plan. The final regulations, subsequent IRS guidance, and the terms of the written plan may impose restrictions on both new and existing contracts, including restrictions on the availability of distributions, transfers and exchanges, regardless of when a contract was purchased.
In general, certain contracts originally established by a 90-24 transfer prior to September 25, 2007 are exempt (or grandfathered) from some of the requirements of the final regulations; provided that no salary reduction or other contributions have ever been made to the contract, and that no additional transfers are made to the contract on or after September 24, 2007. Further, contracts that are not grandfathered were generally required to be part of, and subject to the requirements of an employer’s 403(b) plan upon its establishment, but no later than by January 1, 2009.
The foregoing discussion is intended as a general discussion of the requirements only, and you may wish to discuss the requirements of the regulations and/or the general information above with your tax advisor.
Legal Proceedings

There are no pending legal proceedings affecting the Separate Account. Various federal, state or other regulatory agencies may from time to time review, examine or inquire into the operations, practices and procedures of the Company, such as through financial examinations, subpoenas, investigations, market conduct exams or other regulatory inquiries. Based on the current status of pending regulatory examinations, investigations and inquiries involving the Company, the Company believes that none of these matters will have a material adverse effect on the ability of the principal underwriter to perform its contract with the Separate Account or of the Company to meet its obligations under the variable annuity contracts.
Various lawsuits against the Company have arisen in the ordinary course of business. As of the date of this prospectus, the Company believes that none of these matters will have a material adverse effect on the ability of the principal underwriter to perform its contract with the Separate Account or of the Company to meet its obligations under the variable annuity contracts.
Financial Statements

Information about the financial statements of the Company and the Separate Account are included in the SAI. Instructions for obtaining the SAI can be found on the back cover of this prospectus. We encourage both existing and prospective contract owners to read and understand the financial statements.

Appendix A — Funds Available Under the Contract

The following is a list of Funds available under the Contract. More information about the Funds is available in the prospectuses for the Funds, which may be amended from time to time and can be found online at www.corebridgefinancial.com/rs/prospectus-and-reports/annuities. You can also request this information at no cost by calling 1-800-448-2542. Refer to your employer’s retirement program documents for a list of the employer-selected Variable Investment Options and any limitations on the number of Variable Investment Options you may choose. All Funds may not be available for all plans or individual or group contracts.
The current expenses and performance information below reflect fees and expenses of the Funds, but do not reflect the other fees and expenses that your Contract may charge, such as Platform Charge. Expenses would be higher and performance would be lower if these other charges were included. Each Fund’s past performance is not necessarily an indication of future performance.
Type	Fund – Share Class Adviser/Sub-Adviser[1]	Current Expenses	Platform Charge[6]	Current Expenses + Platform Charge	Average Annual Total Returns (as of Dec. 31, 2024)
					1 Year	5 Year	10 Year (or life of fund)
Domestic Large-Cap Equity	American Beacon Man Large Cap Growth Fund[3,5] – Investor Class Adviser: American Beacon Advisors, Inc. Sub-Adviser: Numeric Investors LLC	1.09%	None	1.09%	23.60%	14.47%	15.58%*
	Systematic Growth Fund[2,5] Adviser: VALIC Sub-Advisers: Goldman Sachs Asset Management, L.P. and Wellington Management Company LLP	0.65%	None	0.65%	34.48%	13.26%	14.17%
	Capital Appreciation Fund[2] Adviser: VALIC Sub-Adviser: Columbia Management Investment Advisers, LLC	0.77%	None	0.77%	31.78%	17.48%	14.45%
	Dividend Value Fund[2,5] Adviser: VALIC Sub-Advisers: BlackRock Investment Management, LLC and ClearBridge Investments, LLC	0.68%	None	0.68%	12.84%	8.00%	8.50%
	Growth Fund[2,5] Adviser: VALIC Sub-Advisers: BlackRock	0.62%	None	0.62%	32.74%	16.43%	14.46%
	Large Capital Growth Fund[2] Adviser: VALIC Sub-Adviser: Massachusetts Financial Services Company	0.70%	None	0.70%	16.24%	12.44%	13.21%
	Nasdaq-100® Index Fund[2,5] Adviser: VALIC Sub-Adviser: BlackRock	0.43%	None	0.43%	25.27%	19.55%	17.90%
	Stock Index Fund[2,5] Adviser: VALIC Sub-Adviser: BlackRock	0.23%	None	0.23%	24.66%	14.17%	12.74%
	Systematic Core Fund[2,5] Adviser: VALIC Sub-Adviser: Goldman Sachs	0.64%	None	0.64%	23.11%	14.06%	12.32%
	Systematic Value Fund[2,5] Adviser: VALIC Sub-Adviser: Wellington Management	0.65%	None	0.65%	16.74%	9.02%	8.41%
	U.S. Socially Responsible Fund[2] Adviser: VALIC Sub-Adviser: BlackRock	0.36%	None	0.36%	18.61%	11.99%	11.50%
	Vanguard Windsor II Fund[3] – Investor Shares Advisers: Aristotle Capital Management, LLC; Hotchkis and Wiley Capital Management, LLC; Lazard Asset Management LLC; and Sanders Capital, LLC	0.32%	0.25%	0.57%	14.21%	12.10%	10.35%

Type	Fund – Share Class Adviser/Sub-Adviser[1]	Current Expenses	Platform Charge[6]	Current Expenses + Platform Charge	Average Annual Total Returns (as of Dec. 31, 2024)
					1 Year	5 Year	10 Year (or life of fund)
Domestic Mid- Cap Equity	Ariel Appreciation Fund[3] – Investor Class Adviser: Ariel Investments, LLC	1.14%	None	1.14%	6.30%	6.83%	6.13%
	Mid Cap Strategic Growth Fund[2] Adviser: VALIC Sub-Advisers: Janus Henderson Investors US LLC and Voya Investment Management Co. LLC	0.74%	None	0.74%	19.78%	11.99%	12.04%
	Mid Cap Value Fund[2] Adviser: VALIC Sub-Advisers: Boston Partners Global Investors, Inc. d/b/ a Boston Partners and Wellington Management	0.82%	None	0.82%	10.85%	9.44%	8.38%
	Mid Cap Index Fund[2] Adviser: VALIC Sub-Adviser: BlackRock	0.35%	None	0.35%	13.51%	9.94%	9.32%
Domestic Small- Cap Equity	Ariel Fund[3] – Investor Class Adviser: Ariel	1.00%	None	1.00%	11.80%	8.56%	7.62%
	Small Cap Growth Fund[2,5] Adviser: VALIC Sub-Advisers: American Century Investment Management, Inc. and T. Rowe Price Associates, Inc.	0.87%	None	0.87%	10.85%	5.38%	9.90%
	Small Cap Index Fund[2,5] Adviser: VALIC Sub-Adviser: BlackRock	0.37%	None	0.37%	11.21%	7.02%	7.52%
	Small Cap Special Values Fund[2] Adviser: VALIC Sub-Adviser: Allspring Global Investments, LLC	1.07%	None	1.07%	6.48%	7.53%	8.25%
	Small Cap Value Fund[2,5] Adviser: VALIC Sub-Adviser: JPMIM	0.81%	None	0.81%	9.08%	8.05%	6.58%
Global Equity (International and Domestic)	Global Strategy Fund[2,5] Adviser: VALIC Sub-Advisers: Franklin Advisers, Inc. and Brandywine Global Investment Management LLC	0.65%	None	0.65%	12.15%	3.96%	3.37%
	International Socially Responsible Fund[2,5] Adviser: VALIC Sub-Adviser: BlackRock	0.58%	None	0.58%	2.96%	4.38%	6.46%
International Equity	Emerging Economies Fund[2] Adviser: VALIC Sub-Adviser: BlackRock	0.95%	None	0.95%	11.41%	1.73%	3.59%
	International Equities Index Fund[2,5] Adviser: VALIC Sub-Adviser: BlackRock	0.43%	None	0.43%	3.13%	4.27%	4.86%
	International Growth Fund[2,5] Adviser: VALIC Sub-Advisers: Morgan Stanley Investment Management Co.	0.81%	None	0.81%	6.58%	4.85%	6.67%
	International Opportunities Fund[2,5] Adviser: VALIC Sub-Advisers: Invesco Advisers, Inc. and Wellington Management	1.00%	None	1.00%	-2.39%	0.98%	5.05%
	International Value Fund[2,5] Adviser: VALIC Sub-Advisers: Goldman Sachs and Columbia Management Investment Advisers, LLC	0.78%	None	0.78%	8.43%	4.41%	3.74%

Type	Fund – Share Class Adviser/Sub-Adviser[1]	Current Expenses	Platform Charge[6]	Current Expenses + Platform Charge	Average Annual Total Returns (as of Dec. 31, 2024)
					1 Year	5 Year	10 Year (or life of fund)
Specialty	Global Real Estate Fund[2] Adviser: VALIC Sub-Advisers: Duff & Phelps Investment Management Co. and MFS	0.91%	None	0.91%	1.40%	-0.99%	2.63%
	Invesco Balanced-Risk Commodity Strategy Fund[3,5] – Class R5 Adviser: Invesco Advisers, Inc.	1.15%	None	1.15%	5.69%	7.33	2.54
	Science & Technology Fund[2,5] Adviser: VALIC Sub-Advisers: BlackRock, Voya	0.91%	None	0.91%	32.60%	17.23%	17.41%

Type	Fund – Share Class Adviser/Sub-Adviser[1]	Current Expenses	Platform Charge[6]	Current Expenses + Platform Charge	Average Annual Total Returns (as of Dec. 31, 2024)
					1 Year	5 Year	10 Year (or life of fund)
Hybrid (Equity and Fixed Income)	Aggressive Growth Lifestyle Fund[2,5] Adviser: VALIC Sub-Adviser: JPMIM	0.58%	None	0.58%	14.23%	8.07%	7.59%
	Asset Allocation Fund[2,5] Adviser: VALIC Sub-Adviser: JPMIM	0.65%	None	0.65%	15.00%	8.21%	6.54%
	Conservative Growth Lifestyle Fund[2,5] Adviser: VALIC Sub-Adviser: JPMIM	0.62%	None	0.62%	7.53%	4.17%	4.53%
	Dynamic Allocation Fund[2,5] Adviser: VALIC Sub-Advisers: AllianceBernstein L.P. and SunAmerica	0.84%	None	0.84%	12.72%	5.55%	5.84%
	Moderate Growth Lifestyle Fund[2,5] Adviser: VALIC Sub-Adviser: JPMIM	0.58%	None	0.58%	10.82%	6.64%	6.56%
	T. Rowe Price Retirement 2015 Fund[3] – Advisor Class Adviser: T. Rowe Price	0.75%	None	0.75%	8.54%	5.14%	5.62%
	T. Rowe Price Retirement 2020 Fund[3] – Advisor Class Adviser: T. Rowe Price	0.77%	None	0.77%	8.90%	5.48%	6.13%
	T. Rowe Price Retirement 2025 Fund[3] – Advisor Class Adviser: T. Rowe Price	0.79%	None	0.79%	9.44%%	6.07%	6.70%
	T. Rowe Price Retirement 2030 Fund[3] – Advisor Class Adviser: T. Rowe Price	0.81%	None	0.81%	10.46%	6.79%	7.31%
	T. Rowe Price Retirement 2035 Fund[3] – Advisor Class Adviser: T. Rowe Price	0.84%	None	0.84%	11.67%	7.59%	7.89%
	T. Rowe Price Retirement 2040 Fund[3] – Advisor Class Adviser: T. Rowe Price	0.85%	None	0.85%	12.84%	8.29%	8.38%
	T. Rowe Price Retirement 2045 Fund[3] – Advisor Class Adviser: T. Rowe Price	0.86%	None	0.86%	13.61%	8.79%	8.70%
	T. Rowe Price Retirement 2050 Fund[3] – Advisor Class Adviser: T. Rowe Price	0.88%	None	0.88%	13.89%	8.91%	8.76%
	T. Rowe Price Retirement 2055 Fund[3] – Advisor Class Adviser: T. Rowe Price	0.89%	None	0.89%	13.96%	8.88%	8.74%
	T. Rowe Price Retirement 2060 Fund[3] – Advisor Class Adviser: T. Rowe Price	0.89%	None	0.89%	13.97%	8.89%	8.74%
	Vanguard LifeStrategy Conservative Growth Fund[3,4] – Investor Shares Adviser: The Vanguard Group, Inc.	0.12%	0.25%	0.37%	7.54%	3.99%	4.82%
	Vanguard LifeStrategy Growth Fund[3,4] – Investor Shares Adviser: Vanguard	0.14%	0.25%	0.39%	13.18%	7.99%	7.95%
	Vanguard LifeStrategy Moderate Growth Fund[3,4] – Investor Shares Adviser: Vanguard	0.13%	0.25%	0.38%	10.31%	6.00%	6.41%
	Vanguard Wellington Fund[3] – Investor Shares Adviser: Wellington Management	0.25%	0.25%	0.51%	14.76%	8.15%	8.36%

Type	Fund – Share Class Adviser/Sub-Adviser[1]	Current Expenses	Platform Charge[6]	Current Expenses + Platform Charge	Average Annual Total Returns (as of Dec. 31, 2024)
					1 Year	5 Year	10 Year (or life of fund)
Fixed Income	Core Bond Fund[2] Adviser: VALIC Sub-Advisers: PineBridge Investments LLC and JPMIM	0.48%	None	0.48%	1.69%	0.04%	1.59%
	Goldman Sachs VIT Government Money Market Fund[5] – Institutional Shares Adviser: Goldman Sachs	0.18%	None	0.18%	5.17%	2.42%	1.70%
	Government Securities Fund[2] Adviser: VALIC Sub-Adviser: JPMIM	0.60%	None	0.60%	1.14%	-0.50%	0.84%
	High Yield Bond Fund[2,5] Adviser: VALIC Sub-Adviser: Wellington Management	0.68%	None	0.68%	6.52%	3.69%	4.58%
	Inflation Protected Fund[2,5] Adviser: VALIC Sub-Adviser: Wellington Management	0.59%	None	0.59%	1.18%	1.59%	1.95%
	International Government Bond Fund[2] Adviser: VALIC Sub-Adviser: PineBridge	0.81%	None	0.81%	-1.00%	-1.82%	0.41%
	Vanguard Long-Term Investment-Grade Fund[3] – Investor Shares Advisers: Wellington Management and Vanguard	0.21%	None	0.21%	-2.80%	-2.31%	1.75%
	Vanguard Long-Term Treasury Fund[3] – Investor Shares Adviser: Vanguard	0.20%	None	0.20%	-6.41%	-5.16%	-0.73%
* Average Annual Total Returns is since inception of the Fund.
1 The following adviser/sub-adviser abbreviations are used in this table:
•
Allspring – Allspring Global Investments, LLC
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Ariel – Ariel Investments, LLC
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BlackRock – BlackRock Investment Management, LLC
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Goldman Sachs – Goldman Sachs Asset Management, L.P.
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JPMIM – J.P. Morgan Investment Management Inc.
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MFS – Massachusetts Financial Services Company
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MSIM – Morgan Stanley Investment Management Inc.
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PineBridge – PineBridge Investments LLC
•
SunAmerica – SunAmerica Asset Management, LLC (an affiliate of VALIC due to common ownership)
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T. Rowe Price – T. Rowe Price Associates, Inc.
•
VALIC – The Variable Annuity Life Insurance Company
•
Vanguard – The Vanguard Group, Inc.
•
Voya – Voya Investment Management Co. LLC
•
Wellington Management – Wellington Management Company LLP
2 A VALIC Company I Fund.
3 A Public Fund. If your Contract is a tax-deferred nonqualified annuity that is not part of your employer’s retirement plan, the Variable Investment Options that are invested in Mutual Funds available to the public outside of annuity contracts, life insurance contracts, or certain employer-sponsored retirement plans (“Public Funds”) will not be available within your Contract.
4 The Vanguard LifeStrategy Funds’ board of trustees allocates each Fund’s assets among the underlying funds based on the Fund’s investment objective and policies. The board may change these allocations from time to time without shareholder approval. The investment adviser to the underlying funds is Vanguard.

5 This Fund is subject to an expense reimbursement or fee waiver arrangement resulting in a temporary expense reduction. See the Fund prospectus for additional information.
6 A Platform Charge may only be increased to the extent that the Base Contract Expense plus the Platform Charge does not exceed 1.25%.

Appendix B — Index Information

The Contract is not sponsored, endorsed, sold or promoted by Nasdaq, Inc. or its affiliates (Nasdaq, with its affiliates, are referred to as the “Corporations”). The Corporations have not passed on the legality or suitability of, or the accuracy or adequacy of descriptions and disclosures relating to, the Contract. The Corporations make no representation or warranty, express or implied to the owners of the Contract or any member of the public regarding the advisability of investing in securities generally or in the Contract particularly, or the ability of the Nasdaq 100 to track general stock market performance. The Corporations' only relationship to the Company (“Licensee”) is in the licensing of the Nasdaq® and certain trade names of the Corporations and the use of the Nasdaq 100 which is determined, composed, and calculated by Nasdaq without regard to Licensee or the Contract. Nasdaq has no obligation to take the needs of the Licensee or the owners of the Contract into consideration in determining, composing, or calculating the Nasdaq 100. The Corporations are not responsible for and have not participated in the determination of the timing of, prices at, or quantities of the Contract to be issued or in the determination or calculation of the equation by which the Contract is to be converted into cash. The Corporations have no liability in connection with the administration, marketing, or trading of the Contract.
THE CORPORATIONS DO NOT GUARANTEE THE ACCURACY AND/OR UNINTERRUPTED CALCULATION OF NASDAQ 100 OR ANY DATA INCLUDED THEREIN. THE CORPORATIONS MAKE NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY LICENSEE, OWNERS OF THE CONTRACT, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE NASDAQ 100 OR ANY DATA INCLUDED THEREIN. THE CORPORATIONS MAKE NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIM ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE NASDAQ 100® OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL THE CORPORATIONS HAVE ANY LIABILITY FOR ANY LOST PROFITS OR SPECIAL, INCIDENTAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES, EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES
0-1

The Statement of Additional Information (SAI) contains additional information about the Contract, the Company, and the Separate Account, including financial statements. The SAI is dated the same date as this prospectus, and the SAI is incorporated by reference into this prospectus. You may request a free copy of the SAI or submit inquiries by:
•
Mailing: Annuity Service Center, P.O. Box 15648, Amarillo, Texas 79105
•
Calling: 1-800-448-2542
•
Visiting: www.corebridgefinancial.com/rs/prospectus-and-reports/annuities
You may also obtain reports and other information about the Separate Account on the SEC’s website at www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov.
EDGAR Contract Identifier: C000156213
© 2025 Corebridge Financial, Inc.
All Rights Reserved.

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A
UNITS OF INTEREST UNDER GROUP FIXED
AND VARIABLE DEFERRED ANNUITY CONTRACTS
PORTFOLIO DIRECTOR® PLUS

STATEMENT OF ADDITIONAL INFORMATION

April 28, 2025
This Statement of Additional Information (“SAI”) is not a prospectus but contains information in addition to that set forth in the prospectus for Portfolio Director Plus dated April 28, 2025, and should be read in conjunction with the prospectus. The terms used in this SAI have the same meaning as those set forth in the prospectus. A prospectus may be obtained free of charge by calling or writing The Variable Annuity Life Insurance Company (the “Company”), at Retirement Services Center, P.O. Box 15648, Amarillo, Texas 79105; 1-800-448-2542. Prospectuses are also available on the internet at www.corebridgefinancial.com/rs/prospectus-and-reports/annuities.

2

General Information about the Contract

Flexible payment deferred annuity contracts (“Contracts”) are offered in connection with the prospectus to which this SAI relates. Under flexible payment Contracts, Purchase Payments generally are made until retirement age is reached. However, no Purchase Payments are required to be made after the first payment. Purchase Payments are subject to minimum payment requirements under the Contract. The Contracts are non-participating and will not share in any of the profits of the Company.

General Information and History about VALIC and the Separate Account

Information about VALIC and the Separate Account, including their dates and forms of organization, as well as a description of VALIC’s business and other information, can be found under “About VALIC” and “About VALIC Separate Account A” in the section titled “General Information” of the prospectus.

Services

Not applicable.

Custodian

VALIC acts as custodian of the Separate Account. VALIC has custody of all assets and cash of the Separate Account and handles the collection of proceeds of shares of the Funds bought and sold by the Separate Account.

Additional Information regarding Federal Tax Matters

Note: Discussions regarding the tax treatment of any annuity contract or retirement plan and program are intended for general purposes only and are not intended as tax advice, either general or individualized, nor should they be interpreted to provide any predictions or guarantees of a particular tax treatment. Such discussions generally are based upon the Company’s understanding of current tax rules and interpretations, and may include areas of those rules that are more or less clear or certain. Tax laws are subject to legislative modification, and while many such modifications will have only a prospective application, it is important to recognize that a change could have retroactive effect as well. You should seek competent tax or legal advice, as you deem necessary or appropriate, regarding your own circumstances. We do not guarantee the tax status or treatment of your annuity.
This section summarizes the major tax consequences of contributions, payments, and withdrawals under the Contracts, during life and after death.
It is VALIC’s understanding, confirmed by Internal Revenue Service (‘‘IRS”) Revenue Procedure 99-44, that a Qualified Contract described in section 401(a), 403(a), 403(b), 408(b) or 408A of the Internal Revenue Code of 1986, as amended (‘‘Code” or “IRC”) does not lose its deferred tax treatment if Purchase Payments under the contract are invested in publicly available mutual funds. It is also the understanding of VALIC that for each other type of Qualified Contract an independent exemption provides tax deferral regardless of how ownership of the Mutual Fund shares might be imputed for federal income tax purposes.
For nonqualified Contracts, not all Variable Account Options are available within your contract. Variable Account Options that are invested in Mutual Funds available to the general public outside of annuity contracts or life insurance contracts generally are not offered under nonqualified Contracts. Investment earnings on contributions to nonqualified Contracts that are owned by non-natural persons will be taxed currently to the owner, and such contracts will not be treated as annuities for federal income tax purposes (except for trusts or other entities as agents for an individual).
Tax Consequences of Purchase Payments
403(b) Annuities. Purchase Payments made by section 501(c)(3) tax-exempt organizations and public educational institutions toward Contracts for their employees are excludable from the gross income of employees to the extent aggregate Purchase Payments do not exceed several competing tax law limitations on contributions. Separate limitations apply to employee elective deferrals,
3

and to the total of employer contributions and to your voluntary and nonelective salary reduction contributions. Income tax exclusions generally do not apply to Roth 403(b) contributions, which are made on an after-tax basis; however, these contributions are included for purposes of applying limitations to the total of the contributions for the year. Roth 403(b) employee contributions will be referred to as elective deferrals, along with voluntary salary reduction contributions.
For 2025, your elective deferrals are generally limited to $23,500. If available under the terms of your employer-sponsored plan, individuals with 15 or more years of service with certain qualifying employers may be eligible to contribute up to an additional $3,000 in deferrals, subject to certain limitations based upon prior such contributions and contributions generally. In addition, age-based “catch-up” contributions of up to $7,500 are permitted for individuals who will be age 50 by the end of the 2025 calendar year, except those individuals who attain the age of 60, 61, 62, or 63 in 2025 will be eligible for up to $11,250 in catch up contributions. When applicable, the additional contribution for individuals with 15 or more years of service with the employer, and the age-based catch-up, may be used in the same year. However, the 15-year contribution must be applied first. Combined employer contributions, nonelective employee contributions and elective deferrals are generally limited to $70,000, or up to 100% of “includible compensation” as defined in the Code for 403(b) plans. The 15-year contributions and age-based catch-up contributions generally are in addition to these limitations. In addition, after 1988, employer contributions for highly compensated employees may be further limited by applicable nondiscrimination rules.
401(a)/(k) and 403(a) Qualified Plans. Purchase Payments made by an employer (or a self-employed individual) under a qualified pension, profit-sharing or annuity plan are excluded from the gross income of the employee. Purchase Payments made by an employee may be made on a pre-tax or an after-tax basis, depending on several factors, including whether the employer is eligible to establish a 401(k) or 414(h) contribution option, and whether the employer, if eligible to establish a 401(k) option, has established a Roth 401(k) option under the Plan. Starting in 2023, plans may permit an employee to designate employer matching or nonelective contributions as Roth contributions.
408(b) Individual Retirement Annuities (“408(b) IRAs” or “Traditional IRAs”). For 2025, annual tax-deductible contributions for 408(b) IRA Contracts are limited to the lesser of $7,000 or 100% of compensation ($8,000 if you are age 50 or older), and are generally fully deductible in 2025 only by individuals who:
(i)
are not active Participants in another retirement plan, and are not married;
(ii)
are not active Participants in another retirement plan, are married, and either (a) the spouse is not an active Participant in another retirement plan, or (b) the spouse is an active Participant, but the couple’s adjusted gross income is less than $236,000;
(iii)
are active Participants in another retirement plan, are unmarried, and have adjusted gross income of less than $79,000; or
(iv)
are active Participants in another retirement plan, are married, and have adjusted gross income of less than $126,000.
Active Participants in other retirement plans whose adjusted gross income exceeds the limits in (ii), (iii) or (iv) by less than $10,000 or (iv) by less than $20,000 are entitled to make deductible 408(b) IRA contributions in proportionately reduced amounts. If a 408(b) IRA is established for a non-working spouse who has no compensation, the annual tax-deductible Purchase Payments for both spouses’ Contracts cannot exceed the lesser of $14,000 or 100% of the working spouse’s earned income, and no more than $7,000 may be contributed to either spouse’s IRA for any year. The $14,000 limit increases to $16,000 if both spouses are age 50 or older ($1,000 for each spouse age 50 or older).
You may be eligible to make nondeductible IRA contributions of an amount equal to the lesser of:
(i)
$7,000 ($8,000 if you are age 50 or older; $14,000 for you and your spouse’s IRAs, or $16,000 if you are both age 50 or older) or 100% of compensation; or
(ii)
your applicable IRA deduction limit.
You may also make contributions of eligible rollover amounts from other tax-qualified plans and contracts. See Tax-Free Rollovers, Transfers and Exchanges.
408A Roth Individual Retirement Annuities (“408A Roth IRAs” or “Roth IRAs”). For 2025, annual nondeductible contributions for 408A Roth IRA Contracts are limited to the lesser of $7,000 or 100% of compensation ($8,000 if you are age 50 or older), and a full contribution may be made only by individuals who:
(i)
are unmarried and have adjusted gross income of less than $150,000; or
(ii)
are married and filing jointly and have adjusted gross income of less than $236,000.
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The available nondeductible 408A Roth IRA contribution is reduced proportionately to zero where modified AGI is between $236,000 and $246,000 for those who are married filing joint returns. No contribution may be made for those with modified AGI over $246,000. Similarly, the contribution is reduced for those who are single with modified AGI between $150,000 and $165,000, with no contribution for singles with modified AGI over $165,000. Similarly, individuals who are married and filing separate returns and whose modified AGI is over $10,000 may not make a contribution to a Roth IRA; a portion may be contributed for modified AGI between $0 and $10,000.
All contributions to 408(b) traditional IRAs and 408A Roth IRAs must be aggregated for purposes of the annual contribution limit.
457 Plans. A unit of a state or local government may establish a deferred compensation program for individuals who perform services for the government unit if permitted by applicable state (and/or local) laws. In addition, a non-governmental tax-exempt employer may establish a deferred compensation program for individuals who: (i) perform services for the employer, and (ii) belong to either a select group of management or highly compensated employees and/or are independent contractors.
This type of program allows eligible individuals to defer the receipt of compensation (and taxes thereon) otherwise presently payable to them. For 2025, if the program is an eligible deferred compensation plan (an “EDCP”), you and your employer may contribute (and defer tax on) the lesser of $23,500 or 100% of your “includible” compensation (compensation from the employer currently includible in taxable income). Additionally, catch-up deferrals are permitted in the final three years before the year you reach normal retirement age under the plan and, for governmental plans only, age-based catch-up deferrals up to $7,500 are also permitted for individuals age 50 or older, except those individuals who attain the age of 60, 61, 62, or 63 in 2025 will be eligible for up to $11,250 in catch-up contributions. Generally, however, a participant cannot utilize both the catch-up in the three years before normal retirement age, and the age-based catch-up, in the same year.
The employer uses deferred amounts to purchase the Contracts offered by this prospectus. For plans maintained by a unit of a state or local government, the Contract is generally held for the exclusive benefit of plan Participants, (although certain Contracts remained subject to the claims of the employer’s general creditors until 1999). For plans of non-governmental tax-exempt employers, the employee has no present ownership rights in the Contract and is entitled to payment only in accordance with the EDCP provisions and, where applicable, any trust under which the Contract may be held.
Simplified Employee Pension Plan (“SEP”). Employer contributions under a SEP are made to a separate individual retirement account or annuity established for each participating employee, and generally must be made at a rate representing a uniform percent of participating employees’ compensation. Employer contributions are excludable from employees’ taxable income. For 2025, the employer may contribute up to 25% of your eligible compensation or $70,000, whichever is less.
Through 1996, employees of certain small employers (other than tax-exempt organizations) were permitted to establish plans allowing employees to contribute pretax, on a salary reduction basis, to the SEP (known as SARSEPs). Such plans if established by December 31, 1996, may still allow employees to make these contributions. In 2025, the limit is $23,000. Additionally, you may be able to make higher contributions if you are age 50 or older, subject to certain conditions.
SIMPLE IRA. Employer and employee contributions under a SIMPLE IRA Plan are made to a separate individual retirement account or annuity for each employee. For 2025, employee salary reduction contributions cannot exceed $16,500. You may be able to make higher contributions if you are age 50 or older, subject to certain conditions. Employer contributions must be in the form of matching contribution or a nonelective contribution of a percentage of compensation as specified in the Code. Only employers with 100 or fewer employees can maintain a SIMPLE IRA plan, which must also be the only plan the employer maintains.
Nonqualified Contracts. Purchase Payments made under nonqualified Contracts, whether under an employer-sponsored plan or arrangement or independent of any such plan or arrangement, are neither excludible from the gross income of the Contract Owner nor deductible for tax purposes. However, any increase in the Purchase Unit value of a nonqualified Contract resulting from the investment performance of VALIC Separate Account A is not taxable to the Contract Owner until received by him. Contract Owners that are not natural persons (except for trusts or other entities as agent for an individual), however, are currently taxable on any increase in the Purchase Unit value attributable to Purchase Payments made after February 28, 1986 to such Contracts.
Unfunded Deferred Compensation Plans. Private for-profit employers may establish unfunded nonqualified deferred compensation plans for a select group of management or highly compensated employees and/or for independent contractors. Certain arrangements of nonprofit employers entered into prior to August 16, 1986, and not subsequently modified, are also subject to the rules discussed below.
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An unfunded deferred compensation plan is a bare contractual promise on the part of the employer to defer current wages to some future time. The assets invested in the Contract are owned by the employer and remain subject to the claims of the employer’s general creditors. Private for-profit employers that are not natural persons are currently taxable on any increase in the Purchase Unit value attributable to Purchase Payments made on or after February 28, 1986 to such Contracts. Participants have no present right or vested interest in the Contract and are only entitled to payment in accordance with plan provisions.
Tax Consequences of Distributions
403(b) Annuities. Elective deferrals (including salary reduction amounts and Roth 403(b) contributions) accumulated after December 31, 1988, and earnings on such contributions, may not be distributed before one of the following:
(1)
attainment of age 59 ½;
(2)
severance from employment;
(3)
death;
(4)
disability;
(5)
qualifying hardship (hardship distributions are limited to salary reduction contributions only, exclusive of earnings thereon);
(6)
termination of the plan (if the plan sponsor meets the criteria of IRS guidance to terminate the plan);
(7)
birth or adoption of a child (subject to limitations).
(8)
qualified reservist distributions; and
(9)
distribution of lifetime income investments within a certain period.
Similar restrictions will apply to all amounts transferred from a Code section 403(b)(7) custodial account other than certain rollover contributions, except that pre-1989 earnings included in such amounts generally will be eligible for a hardship distribution.
A plan under which a 403(b) annuity is held may impose additional restrictions.
As a general rule, distributions are taxed as ordinary income to the recipient in accordance with Code section 72. However, three important exceptions to this general rule are:
(1)
distributions of Roth 403(b) contributions;
(2)
qualified distributions of earnings on Roth 403(b) contributions; and
(3)
other after-tax amounts in the Contract.
Distributions of Roth 403(b) contributions are tax-free. “Qualified” distributions of earnings on Roth 403(b) contributions made upon attainment of age 59 ½, upon death or disability, are tax-free as long as five or more years have passed since the first contribution to the Roth account or any Roth account under the employer’s Plan. Distribution of earnings that are non-qualified are taxed in the same manner as pre-tax contributions and earnings under the Plan. Generally, distributions of other after-tax contributions to the Contract are tax-free and earnings on them are taxed as ordinary income.
401(a)/(k) and 403(a) Qualified Plans. Distributions from Contracts purchased under qualified plans are taxable as ordinary income, except to the extent allocable to an employee’s after-tax contributions (investment in the Contract). If you or your Beneficiary receive a “lump sum distribution” (legally defined term), the taxable portion may be eligible for special 10-year income averaging treatment. Ten-year income averaging uses tax rates in effect for 1986, allows 20% capital gains treatment for the taxable portion of a lump sum distribution attributable to years of service before 1974, and is available if you were 50 or older on January 1, 1986. The distribution restrictions for 401(k) elective deferrals in Qualified Plans are generally the same as described for elective deferrals to 403(b) annuities except that for plan years beginning after December 31, 2018, earnings on elective deferrals may be included in qualified hardship distributions from 401(k) plans. The tax consequences of distributions from Qualified Plans are generally the same as described above for 403(b) annuities.
408(b) Traditional IRAs, SEPs and SIMPLE IRAs. Distributions are generally taxed as ordinary income to the recipient. Rollovers from a Traditional IRA to a Roth IRA, and conversions of a Traditional IRA to a Roth IRA, where permitted, are generally taxable in the year of the rollover or conversion. The taxable value of such a conversion may take into account the value of certain benefits under the Contract. Prior to 2010, individuals with adjusted gross income over $100,000 were generally ineligible for such conversions, regardless of marital status, as were married individuals who file separately. Beginning in 2010, such conversions are available without regard to income.
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408A Roth IRAs. “Qualified” distributions upon attainment of age 59 ½, upon death or disability or for qualifying first-time homebuyer expenses are tax-free as long as five or more years have passed since the first contribution to the taxpayer’s first 408A Roth IRA. Qualified distributions may be subject to state income tax in some states. Nonqualified distributions are generally taxable to the extent that the distribution exceeds Purchase Payments.
457 Plans. Amounts received from an EDCP are includible in gross income for the taxable year in which they are paid or, if a non- governmental tax-exempt employer, otherwise made available to the recipient.
Unfunded Deferred Compensation Plans. Amounts received are includible in gross income for the taxable year in which the amounts are paid or otherwise made available to the recipient.
Nonqualified Contracts. Partial redemptions from a nonqualified Contract purchased after August 13, 1982 (or allocated to post- August 13, 1982 Purchase Payments under a pre-existing Contract), generally are taxed as ordinary income to the extent of the accumulated income or gain under the Contract if they are not received as an annuity. Partial redemptions from a nonqualified Contract purchased before August 14, 1982 are taxed only after the Contract Owner has received all of his pre-August 14, 1982 investment in the Contract. The amount received in a complete redemption of a nonqualified Contract (regardless of the date of purchase) will be taxed as ordinary income to the extent that it exceeds the Contract Owner’s investment in the Contract. Two or more Contracts purchased from VALIC (or an affiliated company) by a Contract Owner within the same calendar year, after October 21, 1988, are treated as a single Contract for purposes of measuring the income on a partial redemption or complete surrender.
When payments are received as an annuity, the Contract Owner’s investment in the Contract is treated as received ratably and excluded ratably from gross income as a tax-free return of capital, over the expected payment period of the annuity. Individuals who begin receiving annuity payments on or after January 1, 1987 can exclude from income only their unrecovered investment in the Contract. Upon death prior to recovering tax-free their entire investment in the Contract, individuals generally are entitled to deduct the unrecovered amount on their final tax return.
Special Tax Consequences — Early Distribution
403(b) Annuities, 401(a)/(k) and 403(a) Qualified Plans, 408(b) Traditional IRAs, SEPs and SIMPLE IRAs. The taxable portion of distributions received before the recipient attains age 59 ½ generally are subject to a 10% penalty tax in addition to regular income tax. Distributions on account of the following generally are excepted from this penalty tax:
(1)
death;
(2)
disability;
(3)
separation from service after a Participant reaches age 55 (only applies to 403(b), 401(a)/(k), and 403(a) plans);
(4)
separation from service at any age if the distribution is in the form of substantially equal periodic payments over the life (or life expectancy) of the Participant (or the Participant and Beneficiary) for a period that lasts the later of five years or until the Participant attains age 59 ½;
(5)
distributions that do not exceed the employee’s tax-deductible medical expenses for the taxable year of receipt (without regard to whether deductions are itemized for the taxable year);
(6)
distributions to an alternate payee pursuant to a domestic relations order;
(7)
payments of up to $22,000 made in connection with federally-declared disasters;
(8)
qualifying distributions upon the birth or adoption of a child;
(9)
terminal illness;
(10)separation from service for (i) public safety employees of a governmental plan or (ii) firefighters, after age 50 or at least 25 years of service under the plan (only applies to 403(b), 401(a)/(k) and 403(a) plans);
(11)payments up to $3,000 per year for health, life and accident insurance by certain retired public safety officers;
(12)distributions to a domestic abuse victim; and
(13)certain amounts for emergency personal expenses.
7

Separation from service is not required for distributions from a Traditional IRA, SEP or SIMPLE IRA under (4) above. Certain distributions from a SIMPLE IRA within two years after first participating in the Plan may be subject to a 25% penalty, rather than a 10% penalty.
Currently, distributions from 408(b) IRAs on account of the following additional reasons are also excepted from the 10% penalty tax:
(1)
distributions up to $10,000 (in the aggregate) to cover costs of acquiring, constructing or reconstructing the residence of a first-time homebuyer;
(2)
distributions to cover certain costs of higher education: tuition, fees, books, supplies and equipment for the IRA owner, a spouse, child or grandchild;
(3)
distributions to cover certain medical care or long-term care insurance premiums, for individuals who have received federal or state unemployment compensation for 12 consecutive weeks; and
(4)
distributions of net income attributable to excess IRA contributions (subject to conditions).
Other exceptions may be applicable under certain circumstances.
408A Roth IRAs. Distributions, other than “qualified” distributions where the five-year holding rule is met, are generally subject to the same 10% penalty tax on amounts included in income as for other IRAs. Distributions of rollover or conversion contributions may be subject to a 10% penalty tax if the distribution of those contributions is made within five years of the rollover/conversion.
457 Plans. Distributions generally may be made under an EDCP prior to severance from employment only upon attainment of age 59 ½, for unforeseeable emergencies or for amounts under $5,000 for inactive Participants, and are includible in the recipient’s gross income in the year paid. Such distributions are not subject to the 10% early withdrawal penalty tax. The plan may impose additional restrictions on distributions.
Nonqualified Contracts. A 10% penalty tax applies to the taxable portion of a distribution received before age 59 ½ under a nonqualified Contract, unless the distribution is:
(1)
to a Beneficiary on or after the Contract Owner’s death;
(2)
upon the Contract Owner’s disability;
(3)
part of a series of substantially equal annuity payments for the life or life expectancy of the Contract Owner, or the lives or joint life expectancy of the Contract Owner and Beneficiary for a period lasting the later of 5 years or until the Contract Owner attains age 59 ½;
(4)
made under an immediate annuity contract; or
(5)
allocable to Purchase Payments made before August 14, 1982.
Special Tax Consequences — Required Distributions
403(b) Annuities. Generally, required minimum distributions are required to be distributed from pre-tax amounts accumulated under the Contract. The Code requires that RMDs during the lifetime of the Participant generally commence no later than April 1 of the calendar year following the later of the calendar year in which the Participant attains RMD age or the calendar year in which the Participant retires. The RMD ages are:
•
Age 73 if you were born January 1, 1951 or later.
•
Age 72 if you were born on or after July 1, 1949, and before January 1,1951.
•
Age 70½ if you were born before July 1,1949.
•
The RMD age is due to increase to age 75 after December 31, 2032.
Generally, the same minimum distributions requirements applied to Roth amounts accumulated under the Contract with respect to years starting prior to January 1, 2024. With respect to years starting after December 31, 2023, minimum distribution requirements do not apply to Roth amounts during the Contract Owner’s lifetime.
In general, the amounts of RMDs must be determined under the IRS’ Uniform Life Expectancy Table reflecting the joint life expectancy of the Participant and a Beneficiary not more than 10 years younger than the Participant, or if the Participant’s spouse is the sole Beneficiary and is more than 10 years younger than the Participant, their joint and last survivor life expectancy. Different
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RMD rules apply to Contracts that are annuitized. A penalty tax of 25% is imposed on the amount by which the minimum required distribution in any year exceeds the amount actually distributed in that year.
Amounts accumulated under a Contract on December 31, 1986 may be paid in a manner that meets the above rule or, alternatively:
(i)
must begin to be paid when the Participant attains age 75 or retires, whichever is later; and
(ii)
the present value of payments expected to be made over the life of the Participant, (under the option chosen) must exceed 50% of the present value of all payments expected to be made (the “50% rule”).
The 50% rule will not apply if a Participant’s spouse is the joint Annuitant. Notwithstanding these pre-January 1, 1987 rules, the entire contract balance must meet the minimum distribution incidental benefit requirement of Code section 403(b)(10).
Upon the Participant’s death, any remaining amounts in the Contract must be distributed in accordance with the RMD requirements of federal income tax law. These distributions must be made over a time period that depends on whether the death occurs before the RMDs were required to begin, the type of Beneficiary and whether the beneficiary is the participant’s surviving spouse. The information provided below applies to Participants who die after 2019 (after 2021 for certain governmental and collectively bargained retirement plans). For Participants’ deaths prior to such dates, individuals should consult their personal tax advisor regarding the applicable after-death RMD requirements.
If a Beneficiary is a “designated beneficiary” (other than an EDB, described below), the entire amount in the Contract must be distributed within 10 years after the Participant’s death.
If the Beneficiary is an eligible designated beneficiary (“EDB”), Contract amounts generally either must be paid to the Beneficiary within 10 years after the Participant’s death, or must begin by December 31st of the year following the year of death and be paid over the lifetime or single life expectancy of the Beneficiary. Exceptions to this rule may apply in the case of a beneficiary who is also the participant’s spouse.
Eligible designated Beneficiaries are generally designated beneficiaries who are also:
•
the surviving spouse of the plan participant or IRA owner;
•
a minor child of the plan participant or IRA owner;
•
a qualifying disabled or chronically ill beneficiary; or
•
an individual who is not more than ten years younger than the Participant or IRA owner;
If the Beneficiary is not a designated beneficiary, the Beneficiary must receive the entire amount in the Contract within 5 years after the Participant’s death.
Additional rules, requirements and exceptions may apply. Individuals should consult their personal tax advisor.
A Participant generally may aggregate his or her 403(b) Contracts and accounts for purposes of satisfying these requirements, and withdraw the required distribution in any combination from such Contracts or accounts, unless the plan, Contract, or account otherwise provides.
401(a)/(k) and 403(a) Qualified Plans. Minimum distribution requirements for qualified plans are generally the same as described for 403(b) Annuities, except that there is no exception for pre-1987 amounts, and multiple plans may not be aggregated to satisfy the requirement.
408(b) Traditional IRAs, SEPs and SIMPLE IRAs. Minimum distribution requirements are generally the same as described above for 403(b) Annuities, except that:
(1)
there is no exception for pre-1987 amounts; and
(2)
there is no available postponement past April 1 of the calendar year following the calendar year in which you attain RMD age.
A Participant generally may aggregate his or her IRAs for purposes of satisfying these requirements, and withdraw the required distribution in any combination from such Contracts or accounts, unless the Contract or account otherwise provides.
408A Roth IRAs. Minimum distribution requirements generally applicable to 403(b) Annuities, 401(a)/(k) and 403(a) qualified plans, 408(b) IRAs, SEPs and 457 Plans do not apply to 408A Roth IRAs during the Contract Owner’s lifetime, but generally do apply after the Contract Owner’s death.
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A Beneficiary generally may aggregate his or her Roth IRAs inherited from the same decedent for purposes of satisfying these requirements, and withdraw the required distribution in any combination from such Contracts or accounts, unless the Contract or account otherwise provides.
457 Plans. Beginning January 1, 1989, the minimum distribution requirements for EDCPs are generally the same as described above for 403(b) Annuities except that there is no exception for pre-1987 amounts, and multiple plans may not be aggregated to satisfy the requirement. Distributions must satisfy the irrevocable election requirements applicable to non-governmental tax-exempt employer EDCPs.
Nonqualified Contracts. Nonqualified Contracts do not require commencement of distributions at any particular time during the Contract Owner’s lifetime, and generally do not limit the duration of annuity payments.
However, at the Contract Owner’s death before payout has begun, Contract amounts generally either must be paid to the Beneficiary within 5 years, or must begin within 1 year of death and be paid over the life or life expectancy of the Beneficiary. If death occurs after commencement of (but before full) payout, distributions generally must continue at least as rapidly as in effect at the time of death. Similar distribution requirements will also apply if the Contract Owner is not a natural person, if the Annuitant dies or is changed. An exception to this rule may apply in the case of a beneficiary who is also the participant’s spouse.
Tax-Free Rollovers, Transfers and Exchanges
403(b) Annuities. Tax-free transfers between 403(b) annuity Contracts and/or 403(b)(7) custodial accounts and, with the exception of distributions to and from Roth 403(b) accounts, tax-free rollovers to or from 403(b) programs to 408(b) IRAs, other 403(b) programs, 401(a)/403(a) qualified plans and governmental EDCPs are permitted under certain circumstances. Funds in a 403(b) annuity contract may be rolled directly over to a Roth IRA. Distributions from Roth 403(b) accounts may be rolled over or transferred to another Roth 403(b) account or rolled over to a Roth IRA or a Roth 401(k) or eligible Roth 457(b) account. Roth 403(b) accounts may only receive rollover contributions from other Roth accounts.
401(a)/(k) and 403(a) Qualified Plans. The taxable portion of certain distributions, except for distributions from Roth accounts, may be rolled over tax-free to or from a 408(b) individual retirement account or annuity, another such plan, a 403(b) program, or a governmental EDCP. Funds in a qualified contract may be rolled directly over to a Roth IRA. The rollover/ transfer rules for Qualified plans are generally the same as described for 403(b) Annuities.
408(b) Traditional IRAs and SEPs. Funds may be rolled over tax-free to or from a 408(b) IRA Contract, from a 403(b) program, a 401(a)/(k) or 403(a) qualified plan, or a governmental EDCP under certain conditions. In addition, tax-free rollovers may be made from one 408(b) IRA (other than a Roth IRA) to another provided that no more than one such rollover is made during any 12-month period.
408A Roth IRAs. Funds may be transferred tax-free from one 408A Roth IRA to another. Funds in a 408(b) IRA or eligible retirement plan (401(a)/(k), 403(b) or governmental 457(b)) may be rolled in a taxable transaction to a 408A Roth IRA.
Special, complicated rules governing holding periods and avoidance of the 10% penalty tax apply to rollovers from 408(b) IRAs to 408A Roth IRAs, and may be subject to further modification by Congress. You should consult your tax advisor regarding the application of these rules.
408(p) SIMPLE IRAs. Funds may generally be rolled over tax-free from a SIMPLE IRA to a 408(b) IRA. However, during the two-year period beginning on the date you first participate in any SIMPLE IRA plan of your employer, SIMPLE IRA funds may only be rolled to another SIMPLE IRA.
457 Plans. Tax-free transfer of EDCP amounts from tax-exempt employers are permitted only to another EDCP of a like employer. Tax-free rollovers to or from a governmental EDCP to other governmental EDCPs, 403(b) programs, 401(a)/401(k)/403(a) Qualified Plans, 408(b) IRAs are permitted under certain circumstances.
Nonqualified Contracts. Certain of the nonqualified single payment deferred annuity Contracts permit the Contract Owner to exchange the Contract for a new deferred annuity contract prior to the commencement of annuity payments. A full or partial exchange of one annuity Contract for another is a tax-free transaction under section 1035, provided that the requirements of that section are satisfied. However, the exchange is reportable to the IRS.
Effect of Tax-Deferred Accumulations
The chart below compares the results from contributions made to:
•
A Contract issued to a tax-favored retirement program purchased with pre-tax contributions (Purchase Payments);
10

•
A nonqualified Contract purchased with after-tax contributions (Purchase Payments); and
•
Taxable accounts such as savings accounts.

This hypothetical chart compares the results of (1) contributing $100 per month to a conventional, non-tax-deferred account (shown above as “Taxable Account”); (2) contributing $100 to a nonqualified, tax-deferred annuity (shown above as “Nonqualified Contract Tax-Deferred Annuity”); and (3) contributing $100 per month ($133.33 since contributions are made before tax) to an annuity purchased under a tax-deferred retirement program (shown above as “Tax-Deferred Annuity”). The chart assumes a 25% tax rate and a 4% annual rate of return. Variable options incur separate account charges and may also incur account maintenance charges and surrender charges, depending on the contract. The chart does not reflect the deduction of any such charges or any advisory fees paid to financial intermediaries from contract value or other assets of the owner, and, if reflected, would reduce the amounts shown. Federal withdrawal restrictions and a 10% tax penalty may apply to withdrawals before age 59 ½. This information is for illustrative purposes only and is not a guarantee of future return for any specific investment.
Unlike taxable accounts, contributions made to tax-favored retirement programs and nonqualified Contracts generally provide tax-deferred treatment on earnings. In addition, pre-tax contributions made to tax-favored retirement programs ordinarily are not subject to income tax until withdrawn. As shown above, investing in a tax-favored program may increase the accumulation power of savings over time. The more taxes saved and reinvested in the program, the more the accumulation power effectively grows over the years.
To further illustrate the advantages of tax-deferred savings using a 25% federal tax bracket, an annual return (before the deduction of any fees or charges) of 4% under a tax-favored retirement program in which tax savings were reinvested has an equivalent after-tax annual return of 3% under a taxable program. The 4% return on the tax-deferred program will be reduced by the impact of income taxes upon withdrawal. The return will vary depending upon the timing of withdrawals. The previous chart represents (without factoring in fees or charges) after-tax amounts that would be received.
By taking into account the current deferral of taxes, contributions to tax-favored retirement programs increase the amount available for savings by decreasing the relative current out-of-pocket cost (referring to the effect on annual net take-home pay) of the investment, regardless of which type of qualifying investment arrangement that is selected. The chart below illustrates this principle by comparing a pre-tax contribution to a tax-favored retirement plan with an after-tax contribution to a taxable account:
Paycheck Comparison
	Tax-Favored Retirement Program	Taxable Account
Annual amount available for savings before federal taxes	$2,400	$2,400
Current federal income tax due on Purchase Payments	0	$(600)
Net retirement plan Purchase Payments	$2,400	$1,800
This chart assumes a 25% federal income tax rate. The $600 that is paid toward current federal income taxes reduces the actual amount saved in the taxable account to $1,800 while the full $2,400 is contributed to the tax-qualified program, subject to being taxed upon withdrawal. Stated otherwise, to reach an annual retirement savings goal of $2,400, the contribution to a tax-qualified retirement program results in a current out-of-pocket expense of $1,800 while the contribution to a taxable account
11

requires the full $2,400 out-of-pocket expense. The tax-qualified retirement program represented in this chart is a plan type, such as one under section 403(b) of the Code, which allows participants to exclude contributions (within limits) from gross income. This chart is an example only and does not reflect the return of any specific investment.
Foreign Account Tax Compliance Act (“FATCA”)
U.S. persons should be aware that FATCA, enacted in 2010, provides that a 30% withholding tax will be imposed on certain gross payments (which could include distributions from cash value life insurance or annuity products) made to a foreign entity holding accounts on behalf of U.S. persons if such entity fails to provide applicable certifications to the U.S. government. An entity, for this purpose, will be considered a foreign entity unless it provides an applicable certification to the contrary. Prospective purchasers with accounts in foreign financial institutions or foreign entities should consult with their tax advisor regarding the application of FATCA to their purchase.
Other Withholding Tax
A non-resident Contract Owner that is not exempt from United States federal withholding tax should consult its tax advisor as to the availability of an exemption from, or reduction of, such tax under an applicable income tax treaty, if any.

Exchange Privilege

In the prospectus we described generally how under certain conditions we will allow you to exchange from other fixed and/or variable contracts we issue (other contracts) to Portfolio Director. A more detailed comparison of the features, charges and restrictions between each of these listed other contracts and Portfolio Director is provided below.
Exchanges From Independence Plus Contracts
(UIT-585 and UITG-585)
Sales/Surrender Charges. Under an Independence Plus Contract, no sales charge is deducted at the time a Purchase Payment is made, but a surrender charge may be imposed on partial or total surrenders. The surrender charge may not exceed 5% of any Purchase Payments withdrawn within five years of the date such Purchase Payments were made. The most recent Purchase Payments are deemed to be withdrawn first. The first partial surrender (or total surrender if there has been no prior partial surrender), to the extend it does not exceed 10% of the Account Value, may be surrendered in a Participant Year without any surrender charge being imposed. Portfolio Director imposes a similar surrender charge upon total or partial surrenders. Both Portfolio Director and Independence Plus Contracts have other similar provisions where surrender charges are not imposed. However, Portfolio Director provides at least one additional provision, not included in Independence Plus Contracts, under which no surrender charge will be imposed. An additional provision allows election of a systematic withdrawal method without surrender charges. For purposes of satisfying the fifteen-year and five-year holding requirements described under “Surrender Charge” in the prospectus, Portfolio Director will be deemed to have been issued on the same date as the Independence Plus Contract or certificate thereunder, but no earlier than January 1, 1982. Purchase Payments exchanged into Portfolio Director and which were made within five years before the date of exchange will be treated as Purchase Payments under Portfolio Director for purposes of calculating the surrender charge. Exchanged payments will be deemed to have been made under Portfolio Director on the date they were made to Independence Plus Contracts for purposes of calculating the surrender charge under Portfolio Director.
Other Charges. Under the Independence Plus Contracts, a maintenance charge of $20 is assessed for the first year and an annual charge of $15 is assessed for the second and later years during the accumulation period. The charge is due in quarterly installments. A daily fee is charged at the annual rate of 1% of the daily net asset value allocable to the variable sub-accounts to cover administrative expenses (other than those covered by the annual charge) and mortality risks assumed by the Company. For Portfolio Director, a quarterly account maintenance charge of $3.75 is assessed for each calendar quarter during the Purchase Period during which any Variable Account Option Account Value is credited to a Participant’s Account. The fee is to reimburse the Company for some of the administrative expenses associated with the Variable Account Options. No fee is assessed for any calendar quarter if the Account Value is credited only to the Fixed Account Options throughout the quarter. Such fee begins immediately if an exchange is made into any Variable Account Option offered under Portfolio Director. The fee may also be reduced or waived by the Company for Portfolio Director if the administrative expenses are expected to be lower for that Contract. To cover expenses not covered by the account maintenance charge and to compensate the Company for assuming mortality risks and administration and distribution expenses under Portfolio Director, an additional daily charge with an annualized rate of 0.75% to 1.25% (or lower amounts during the Purchase Period for different series of Portfolio Director), depending upon the Variable Account Options selected, if any, on the daily net asset value of VALIC Separate Account A is attributable to Portfolio Director.
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Investment Options. Under Independence Plus Contracts ten Divisions of VALIC Separate Account A are available variable investment alternatives, each investing in shares of a different underlying fund of VALIC Company I. In addition, two fixed investment options are available. Under Portfolio Director, various divisions of VALIC Separate Account A are available. Each division invests in a different mutual fund. Three fixed investment options are also available.
Annuity Options. Annuity options under Independence Plus Contracts provide for payments on a fixed or variable basis, or a combination of both. The Independence Plus Contract permits annuity payments for a designated period between 3 and 30 years. Portfolio Director permits annuity payments for a designated period between of 5 and 30 years. Independence Plus Contracts and Portfolio Director both provide for “betterment of rates.” Under this provision, annuity payments for fixed annuities will be based on mortality tables then being used by the Company, if more favorable to the Annuitant than those included in the Contract.
Exchanges From V-Plan Contracts
(IFA-582 and GFA-582)
Sales/Surrender Charges. Under a V-Plan Contract, no sales charge is deducted at the time a Purchase Payment is made, but a surrender charge may be imposed on partial or total surrenders. The surrender charge is equal to 7% of the Purchase Payments withdrawn within five years of the date such Purchase Payments were made. The most recent Purchase Payments are deemed to be withdrawn first. The first partial surrender, to the extent it does not exceed 10% of the account value, may be surrendered in a Participant Year without any surrender charge being imposed. Portfolio Director also imposes a surrender charge upon total or partial surrenders. However, the surrender charge under Portfolio Director may not exceed 5% of any Purchase Payments withdrawn within the most recent five years prior to the receipt of the surrender request by the Company at its Home Office. V-Plan Contracts have other provisions where surrender charges are not imposed. However, Portfolio Director provides at least two additional provisions, not included in V-Plan Contracts, under which no surrender charge will be imposed. Those Portfolio Director provisions include no surrender charge on an election of the no charge systematic withdrawal method, and where an employee-Participant has maintained the account for a period of five years and has attained age 59 ½. For purposes of satisfying the fifteen-year and five-year holding requirements, Portfolio Director will be deemed to have been issued on the same date as the V-Plan Contract or certificate thereunder, but no earlier than January 1, 1982.
If there is a total or partial surrender, Purchase Payments exchanged into Portfolio Director and which were made within five years before the date of exchange will be treated as Purchase Payments under Portfolio Director for purposes of calculating the surrender charge. Exchanged payments will be deemed to have been made under Portfolio Director on the date they were made to the V-Plan Contract for purposes of calculating the surrender charge under Portfolio Director.
Other Charges. There are no administrative and risk charges under V-Plan Contracts. For Portfolio Director, a quarterly account maintenance charge of $3.75 is assessed for each calendar quarter during the Purchase Period during which any Variable Account Option Account Value is credited to a Participant’s Account. The fee is to reimburse the Company for some of the administrative expenses associated with the Variable Account Options. No fee is assessed for any calendar quarter if the Account Value is credited only to the Fixed Account Options throughout the quarter. Such fees begin immediately if an exchange is made into any Variable Account Option offered under Portfolio Director. The fee may also be reduced or waived by the Company on Portfolio Director if the administrative expenses are expected to be lower for that Contract To cover expenses not covered by the account maintenance charge and to compensate the Company for assuming mortality risks and administration and distribution expenses under Portfolio Director, an additional daily charge with an annualized rate of 0.75% to 1.25% (or lower amounts during the Purchase Period for different series of Portfolio Director), depending upon the Variable Account Options selected, if any, on the daily net asset value of the VALIC Separate Account A is attributable to Portfolio Director.
Investment Options. There are no variable investment alternatives provided under V-Plan Contracts.
Annuity Options. Annuity options under V-Plan Contracts provide for payments on a fixed basis only. The V-Plan Contract permits annuity payments for a designated period of 1 to 15 years. Under a V-Plan Contract, the designated period option may, subject to adverse tax consequences, be commuted at any time for its remaining value. Portfolio Director permits Payout Payments for a designated period of between 5 and 30 years on a fixed basis only. Under Portfolio Director, Payout Payments may be made on a fixed or variable basis, or a combination of both. Portfolio Director does not provide for commutation. V-Plan Contracts and Portfolio Director both provide for “betterment of rates.” Under this provision, Payout Payments for fixed annuities will be based on mortality tables then being used by the Company, if more favorable to the Annuitant than those included in the Contract.
Exchanges From SA-1 and SA-2 Contracts
(GUP-64, GUP-74, GTS-VA)
Agents’ and Managers’ Retirement Plan Exchange Offer. All eligible agents and managers of the Company are allowed to participate in the Company’s Agents’ and Managers’ Retirement Plan (“Plan”). We grant to participants in the Plan the right to
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effect a voluntary exchange of their units of interest under the SA-1 Contracts and Independence Plus Contracts for the equivalent units of interest in Portfolio Director. Agents and managers of VALIC who enter into the voluntary exchange will not incur under Portfolio Director any surrender charges or account maintenance charges. Other individuals who may exchange to Portfolio Director from SA-1 or Independence Plus Contracts may have surrender charges and account maintenance charges imposed under Portfolio Director. All other provisions with regard to exchange offers will apply to the Plan Exchange Offer.
Pursuant to this voluntary exchange offer, participants in the Plan will have three options from which to choose. As to the funding vehicle for a Purchase Payment plan, the participant may choose to:
•
Remain in the SA-1 Contract and Independence Plus Contract.
•
Leave current assets in the SA-1 Contract or Independence Plus Contract and direct future Purchase Payments to Portfolio Director; or
•
Transfer all current assets and future Purchase Payments to Portfolio Director.
If the participant chooses to remain in either the SA-1 Contract or Independence Plus Contract, future Purchase Payments and current assets will be controlled by the provisions of the SA-1 Contract or Independence Plus Contract, respectively. If the participant chooses to leave current assets in the SA-1 Contract or the Independence Plus Contract, and direct future Purchase Payments to Portfolio Director, the current assets will be controlled by the provisions of the SA-1 Contract or the Independence Plus Contract, respectively. The future Purchase Payments will be controlled by the terms of Portfolio Director subject to the exception that surrender charges and account maintenance charges will not be imposed under Portfolio Director. If the participant chooses to transfer all current assets and future Purchase Payments to Portfolio Director, such current assets and future Purchase Payments will be controlled by the provisions of Portfolio Director subject to the exception that surrender charges and account maintenance charges will not be imposed under Portfolio Director.
Once a participant transfers assets and future Purchase Payments to Portfolio Director the participant will not be permitted to exchange back to the SA-1 Contract or Independence Plus Contract. If a participant chooses to transfer future Purchase Payments but not current assets to Portfolio Director, the participant will be allowed at a later date to transfer the current assets to Portfolio Director. For a complete analysis of the differences between the SA-1 contract or the Independence Plus Contract and Portfolio Director, you should refer to the form of the contract or certificate for its terms and conditions.
Sales/Surrender Charges. Under the SA-1 and SA-2 Contracts a sales and administrative charge is deducted from each Purchase Payment. This charge ranges from 5% of the first $5,000 of Purchase Payments to 3% of Purchase Payments in excess of $15,000. If a SA-1 or SA-2 Contract is exchanged for Portfolio Director the surrender charge under Portfolio Director will not apply to the amount of Account Value applied to Portfolio Director (“Exchanged Amount”). Purchase Payments made to Portfolio Director, however, would be subject to a surrender charge. In the case of a partial surrender, all Purchase Payments to Portfolio Director will be deemed to be withdrawn before any Exchanged Amount is deemed to be withdrawn. No exchange pursuant to this offer will be allowed within 120 days of a transfer of fixed accumulations under a SA-1 or SA-2 Contract to the variable portion of such Contract. Under Portfolio Director, no sales charge is deducted at the time a Purchase Payment is made, but a surrender charge may be imposed on partial or total surrenders. The surrender charge may not exceed 5% of any Purchase Payments withdrawn within the most recent five years prior to the receipt of the surrender request by the Company at its Home Office. For purposes of this surrender charge, the most recent Purchase Payments are deemed to be withdrawn first.
Other Charges. A charge of a percentage of each Purchase Payment is made for administrative expenses for SA-1 and SA-2 Contracts. The charge is generally 1.25% and is included in the above sales and administrative charge. An additional daily charge (at an annual rate of 1% of total net assets attributable to SA-1 Contracts and ranging from .21% to .85% of total net assets attributable to SA-2 Contracts) is made for mortality and expense risks assumed by the Company under the variable portion of the Contract. The total of these expenses and other charges is limited to a maximum of the rate imposed on SA-1 and SA-2 Contracts on April 1, 1987. (See prospectus for SA-1 and SA-2 contracts dated April 20, 1987.) For Portfolio Director, a quarterly account maintenance charge of $3.75 is assessed for each calendar quarter during the Purchase Period during which any Variable Account Option Account Value is credited to a Participant’s Account. The fee is to reimburse the Company for some of the administrative expenses associated with the Variable Account Options. No fee is assessed for any calendar quarter if the Account Value is credited only to the Fixed Account Options throughout the quarter. Such fee begins immediately if an exchange is made into any Variable Account Option offered under Portfolio Director. The fee may also be reduced or waived by the Company on Portfolio Director if the administrative expenses are expected to be lower for that Contract. To cover expenses not covered by the account maintenance charge and to compensate the Company for assuming mortality risks and administration and distribution expenses under Portfolio Director, an additional daily charge with an annualized rate of 0.75% to 1.25% (or lower amounts during the Purchase Period for different series of Portfolio Director), depending upon the Variable Account Options selected, if any, on
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the average daily net asset value of the Separate Account is attributable to Portfolio Director. (See “Separate Account Charges” and “Separate Account Expense Reimbursement” in the prospectus.)
Investment Options. Under SA-1 and SA-2 Contracts only one Division of VALIC Separate Account A is available as a variable investment alternative. This Division invests in a portfolio of VALIC Company I, the Stock Index Fund. Under a “grandfathering” arrangement, the total advisory fees and certain other charges imposed against these Contracts are limited to a maximum of the rate charged on April 1, 1987. The maximum expense ratio for the GUP and GTS VA Contracts is 1.4157% and 0.6966%, respectively. (See the prospectus for these Contracts dated April 20, 1987.) Under Portfolio Director, various divisions of VALIC Separate Account A are available. Each division invests in a different mutual fund. Three fixed investment options are also available.
Annuity Options. Annuity options under the SA-1 and SA-2 Contracts provide for payments on a fixed or variable basis, or a combination of both. The SA-1 Contract annuity payments under a designated period option are limited to 15 years on a fixed basis only. Under this Contract, the designated period option may, subject to adverse tax consequences, be commuted at any time for its remaining value. SA-2 Contracts do not provide a designated period option nor do they provide for commutation. Portfolio Director permits Payout Payments for a designated period of between 5 and 30 years. The SA-1 and SA-2 Contracts make no provision for transfers from a separate account to a fixed annuity during the annuity period. This option, subject to certain conditions, is available under Portfolio Director. The SA-1 Contracts provide an option for monthly variable annuity payments to be made at a level payment basis during each year of the annuity period. Portfolio Director does not provide this option. SA-1 and Portfolio Director, but not SA-2 Contracts, both provide for “betterment of rates.” Under this provision, Payout Payments for fixed annuities will be based on mortality tables then being used by the Company, if more favorable to the Annuitant than those included in the Contract.
Exchanges From Impact Contracts
(UIT-981)
Sales/Surrender Charges. Under an Impact Contract, no sales charge is deducted at the time a Purchase Payment is made, but a surrender charge may be imposed on partial or total surrenders. The surrender charge is equal to 5% of the Purchase Payments withdrawn within three years of the date such Purchase Payments were made. However, in any Participant Year, the first withdrawal of up to 10% of the account value will not be subject to a surrender charge. The most recent Purchase Payments are deemed to be withdrawn first. Portfolio Director also imposes a surrender charge upon total or partial surrenders which may not exceed 5% of any Purchase Payments withdrawn within the most recent five years prior to the receipt of the surrender request by the Company at its Home Office. Portfolio Director also has other provisions where surrender charges are not imposed. For purposes of satisfying the fifteen- year and five-year holding requirements, Portfolio Director will be deemed to have been issued on the same date as the Impact Contract, or certificate thereunder, but no earlier than January 1, 1982. Only Purchase Payments exchanged into Portfolio Director which were made within three years before the date of exchange will be treated as Purchase Payments under Portfolio Director for purposes of calculating the surrender charge. Exchanged payments will be deemed to have been made under Portfolio Director on the date they were made to Impact Contracts for purposes of calculating the surrender charge under Portfolio Director.
Other Charges. Under Impact Contracts, a $30 annual charge is assessed once a year to cover administrative expenses. The charge may, with prior regulatory approval if required, be increased or decreased. In addition, a daily charge is made at an annual rate of 1% of the net asset value allocable to the Impact Contracts to cover administrative expenses (other than those covered by the annual charge) and mortality risks assumed by the Company. For Portfolio Director, a quarterly account maintenance charge of $3.75 is assessed for each calendar quarter during the Purchase Period during which any Variable Account Option Account Value is credited to a Participant’s Account. The charge is to reimburse the Company for some of the administrative expenses associated with the Variable Account Options. No charge is assessed for any calendar quarter if the Account Value is credited only to the Fixed Account Options throughout the quarter. Such charge begins immediately if an exchange is made into any Variable Account Option offered under Portfolio Director. The charge may also be reduced or waived by the Company on Portfolio Director if the administrative expenses are expected to be lower for that Contract. To cover expenses not covered by the account maintenance charge and to compensate the Company for assuming mortality risks and administration and distribution expenses under Portfolio Director, an additional daily charge with an annualized rate of 0.75% to 1.25% (or lower amounts during the Purchase Period for different series of Portfolio Director), depending upon the Variable Account Options selected, if any, on the daily net asset value of the Separate Account is attributable to Portfolio Director.
Investment Options. Under the Impact Contract five Divisions of Separate Account A are available as variable investment alternatives, each investing in shares of a different underlying fund of VALIC Company I. Under Portfolio Director, various divisions of VALIC Separate Account A are available. Each division invests in a different mutual fund. Three fixed investment options are also available.
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Annuity Options. Annuity options under Impact Contracts provide for payments on a fixed or variable basis, or a combination of both. The Impact Contract permits annuity payments for a designated period of 1 to 15 years. Under an Impact Contract, the designated period option may, subject to adverse tax consequences, be commuted at any time for its remaining value. Portfolio Director permits Payout Payments for a designated period of between 5 and 30 years. Impact Contracts and Portfolio Director both provide for “betterment of rates.” Under this provision, Payout Payments for fixed annuities will be based on mortality tables then being used by the Company, if more favorable to the Annuitant than those included in the Contract.
Exchanges From Compounder Contracts
(C-1-75 AND IFA-78)
Sales/Surrender Charges. Under a Compounder Contract a sales and administrative charge is deducted from each Purchase Payment. This charge ranges from 5% of the first $5,000 of Purchase Payments to 3% of Purchase Payments in excess of $15,000. If a Compounder Contract is exchanged for Portfolio Director the surrender charge under Portfolio Director will not apply to the amount of Account Value applied to Portfolio Director. Purchase Payments made to Portfolio Director, however, would be subject to the surrender charge under Portfolio Director. In the case of a partial surrender, all Purchase Payments to Portfolio Director will be deemed to be withdrawn before any Exchanged Amount is deemed to be withdrawn. Under Portfolio Director, no sales charge is deducted at the time a Purchase Payment is made, but a surrender charge may be imposed on partial or total surrenders. The surrender charge may not exceed 5% of any Purchase Payments withdrawn within the most recent five years prior to the receipt of the surrender request by the Company at its Home Office. For purposes of this surrender charge, the most recent Purchase Payments are deemed to be withdrawn first.
Other Charges. A charge of a percentage of each Purchase Payment is made for administrative expenses under a Compounder Contract. The charge is 1.25% and is included in the above sales charge. For Portfolio Director, a quarterly account maintenance charge of $3.75 is assessed for each calendar quarter during the Purchase Period during which any Variable Account Option Account Value is credited to a Participant’s Account. The fee is to reimburse the Company for some of the administrative expenses associated with the Variable Account Options. No fee is assessed for any calendar quarter if the Account Value is credited only to the Fixed Account Options throughout the quarter. Such fee begins immediately if an exchange is made into any Variable Account Option offered under Portfolio Director. The fee may also be reduced or waived by the Company for Portfolio Director if the administrative expenses are expected to be lower for that Contract. To cover expenses not covered by the account maintenance charge and to compensate the Company for assuming mortality risks and administration and distribution expenses under Portfolio Director, an additional daily charge with an annualized rate of 0.75% to 1.25% (or lower amounts during the Purchase Period for different series of Portfolio Director), depending upon the Variable Account Options selected, if any, on the daily net asset value of the Separate Account is attributable to Portfolio Director.
Investment Options. There are no variable investment alternatives provided under Compounder Contracts.
Annuity Options. Payout Payments under a Compounder Contract are on a fixed basis only and the designated period option is limited to a period of 15 years. However, under a Compounder Contract, the designated period option may, subject to adverse tax consequences, be commuted at any time for its remaining value. Portfolio Director allows Payout Payments be made on a fixed or variable basis, or both. One option under Portfolio Director provides for a designated period of 5 and 30 years. Unlike Portfolio Director, the Compounder Contracts contain no “betterment of rates” provision.
Information That May Be Applicable To Any Exchange
Guaranteed Annuity Rates. Mortality rates have improved since annuity rates were developed for the other contracts. Therefore, the annuity rates guaranteed in Portfolio Director are less favorable to Contract Owners and Annuitants than those guaranteed in the other contracts. However, the current annuity rates being charged for fixed annuities under the “betterment of rates” provisions discussed above are more favorable than those guaranteed under Portfolio Director or the other contracts. Of course, no assurance can be given that this will continue to be true at the time of annuitization for a given contract. Guaranteed annuity rate tables are set forth in your Contract or in current endorsements thereto. Those guaranteed for Portfolio Director are set forth therein, and copies may be obtained from the Company.
To satisfy a federal tax law requirement, non-spouse Beneficiaries under Portfolio Director generally must receive the entire benefit payable upon the death of the Annuitant over their life expectancy or within five years of the Annuitant’s death. This requirement may be inapplicable to certain other contracts or certificates issued before January 19, 1985 if not exchanged.
Under certain deferred annuity contracts issued before October 21, 1979, upon the death of the owner the entire value of the contract as of the date of death may be received income tax free by the Beneficiary. This will not apply to contracts that have been exchanged on or after October 21, 1979.
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Group Unallocated Contracts. We do not allow exchanges from group unallocated Contracts.

Calculation of Surrender Charge

There is no surrender charge for a total or partial surrender.

Purchase Unit Value

Purchase Unit value is discussed in the prospectus under “Purchase Period.” The Purchase Unit value for a Division is calculated as shown below:
Step 1: Calculate the gross investment rate:
Gross Investment Rate
=	(equals)
The Division’s investment income and capital gains and losses (whether realized or unrealized) on that day from the assets attributable to the Division.
÷	(divided by)
The value of the Division for the immediately preceding day on which the values are calculated.
We calculate the gross investment rate as of 4:00 p.m. Eastern time on each business day when the Exchange is open.
Step 2: Calculate net investment rate for any day as follows:
Net Investment Rate
=	(equals)
Gross Investment Rate (calculated in Step 1)
–	(minus)
Separate Account charges.*
* The Portfolio Director Contract does not have Separate Account charges.
Step 3: Determine Purchase Unit Value for that day.
Purchase Unit Value for that day.
=	(equals)
Purchase Unit Value for immediate preceding day.
×	(multiplied by)
Net Investment Rate (as calculated in Step 2) plus 1.00.
The following illustrations show a calculation of new Purchase Unit value and the purchase of Purchase Units (using hypothetical examples):
Illustration of Calculation of Purchase Unit Value
Example 1.
1.	Purchase Unit value, beginning of period	$1.800000
2.	Value of Fund share, beginning of period	$21.200000
3.	Change in value of Fund share	$.500000
4.	Gross investment return (3)÷(2)	.023585
5.	Daily separate account fee	None
6.	Net investment return (4) - (5)	.023585
7.	Net investment factor 1.000000+(6)	1.023585
8.	Purchase Unit value, end of period (1)×(7)	$1.842453
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Illustration of Purchase of Purchase Units (Assuming No State Premium Tax)
Example 2.
1.	First Periodic Purchase Payment	$100.00
2.	Purchase Unit value on effective date of purchase (see Example 3)	$1.800000
3.	Number of Purchase Units purchased (1)÷(2)	55.556
4.	Purchase Unit value for valuation date following purchase (see Example 3)	$1.842453
5.	Value of Purchase Units in account for valuation date following purchase (3)×(4)	$102.36

Calculation of MVA Option

The effect of the market value adjustment may be positive or negative. If, for example, on the date of a withdrawal, the index rate described below (plus 0.5%) is higher than that index rate as of the Contract’s date of issue, the effect of the market value adjustment will be negative. If, for example, on the date of a withdrawal, the index rate (plus 0.5%) is lower than that index rate as of the Contract’s date of issue, the effect of the market value adjustment will be positive.
The market value adjustment is determined by the formula below, using the following factors:
•
A is the average 10 year Treasury Constant Maturity Series rate computed as an average of the last complete 60 months of such rates or the number of complete months since Contract issue if less, determined as of the time of surrender;
•
B is the 10 year Treasury Constant Maturity Series rate determined as of the time of surrender;
The full withdrawal or surrender from the Fixed Account Option is equal to the Accumulation Value withdrawn or surrendered from the Fixed Account Option multiplied by the Market Value Adjustment (MVA) Factor, determined as follows:
(1 + A)5 divided by (1 + B + .0025) 5
Such full withdrawal or surrender is payable within 30 days of the date of withdrawal or surrender. Notwithstanding the applicability of a market value adjustment, the amount calculated upon a full withdrawal or surrender from the Fixed Account Option will always be at least the deposits or transfers into the Fixed Account Option less prior loans, withdrawals and transfers from Fixed Account Option, plus the guaranteed minimum interest rate credited to amounts in Fixed Account Option. Any negative adjustment will be waived to the extent it would decrease the full withdrawal or surrender from the Fixed Account Option below this amount.

Payout Payments

Assumed Investment Rate
The discussion concerning the amount of Payout Payments which follows this section is based on an Assumed Investment Rate of 3½% per annum. However, the Company will permit each Annuitant choosing a variable payout option to select an Assumed Investment Rate permitted by state law or regulations other than the 3½% rate described here as follows: 3%, 4½%, 5% or 6% per annum. The foregoing Assumed Investment Rates are used merely in order to determine the first monthly payment per thousand dollars of value. It should not be inferred that such rates will bear any relationship to the actual net investment experience of VALIC Separate Account A.
Amount of Payout Payments
The amount of the first variable Payout Payment to the Annuitant will depend on the amount of the Account Value applied to effect the variable annuity as of the tenth day immediately preceding the date Payout Payments commence, the amount of any premium tax owed, the annuity option selected, and the age of the Annuitant.
The Contracts contain tables indicating the dollar amount of the first Payout Payment under each payout option for each $1,000 of Account Value (after the deduction for any premium tax) at various ages. These tables are based upon the Annuity 2000 Table (promulgated by the Society of Actuaries) and an Assumed Investment Rate of 3%, 3½%, 4% and 5% per annum (3½% in the group Contract).
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The portion of the first monthly variable Payout Payment derived from a Division of VALIC Separate Account A is divided by the Payout Unit value for that Division (calculated ten days prior to the date of the first monthly payment) to determine the number of Payout Units in each Division represented by the payment. The number of such units will remain fixed during the Payout Period, assuming the Annuitant makes no transfers of Payout Units to provide Payout Units under another Division or to provide a fixed annuity.
In any subsequent month, the dollar amount of the variable Payout Payment derived from each Division is determined by multiplying the number of Payout Units in that Division by the value of such Payout Unit on the tenth day preceding the due date of such payment. The Payout Unit value will increase or decrease in proportion to the net investment return of the Division or Divisions underlying the variable payout since the date of the previous Payout Payment, less an adjustment to neutralize the 3½% or other Assumed Investment Rate referred to above.
Therefore, the dollar amount of variable Payout Payments after the first year will vary with the amount by which the net investment return is greater or less than 3½% per annum. For example, if a Division has a cumulative net investment return of 5% over a one year period, the first Payout Payment in the next year will be approximately 1½ percentage points greater than the payment on the same date in the preceding year, and subsequent payments will continue to vary with the investment experience of the Division. If such net investment return is 1% over a one year period, the first Payout Payment in the next year will be approximately 2½ percentage points less than the payment on the same date in the preceding year, and subsequent payments will continue to vary with the investment experience of the applicable Division.
Each deferred Contract provides that, when fixed Payout Payments are to be made under one of the first four payout options, the monthly payment to the Annuitant will not be less than the monthly payment produced by the then current settlement option rates, which will not be less than the rates used for a currently issued single payment immediate annuity contract. The purpose of this provision is to assure the Annuitant that, at retirement, if the fixed payout purchase rates then required by the Company for new single payment immediate annuity Contracts are significantly more favorable than the annuity rates guaranteed by a Contract, the Annuitant will be given the benefit of the new annuity rates.
Payout Unit Value
The value of a Payout Unit is calculated at the same time that the value of a Purchase Unit is calculated and is based on the same values for Fund shares and other assets and liabilities. (See “Purchase Period” in the prospectus.) The calculation of Payout Unit value is discussed in the prospectus under “Payout Period.”
The following illustrations show, by use of hypothetical examples, the method of determining the Payout Unit value and the amount of variable annuity payments.
Illustration of Calculation of Payout Unit Value
Example 8.
1.	Payout Unit value, beginning of period	$.980000
2.	Net investment factor for Period (see Example 3)	1.023558
3.	Daily adjustment for 3 ½% Assumed Investment Rate	.999906
4.	(2)x(3)	1.023462
5.	Payout Unit value, end of period (1)x(4)	$1.002993
Illustration of Payout Payments
Example 9. Annuitant age 65, Life Annuity with 120 Payments Certain
1.	Number of Purchase Units at Payout Date	10,000.00
2.	Purchase Unit value (see Example 3)	$1.800000
3.	Account Value of Contract (1)×(2)	$18,000.00
4.	First monthly Payout Payment per $1,000 of Account Value	$5.63
5.	First monthly Payout Payment (3)×(4)÷1,000	$101.34
6.	Payout Unit value (see Example 8)	$.980000
7.	Number of Payout Units (5)÷(6)	$103.408
8.	Assume Payout Unit value for second month equal to	$.997000
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9.	Second monthly Payout Payment (7)×(8)	$103.10
10.	Assume Payout Unit value for third month equal to	$.953000
11.	Third monthly Payout Payment (7)×(10)	$98.55

Distribution of Variable Annuity Contracts

The Company has qualified or intends to qualify the Contracts for sale in all fifty states and the District of Columbia and will commence offering the Contracts promptly upon qualification in each such jurisdiction.
The Contracts are sold in a continuous offering by licensed insurance agents who are registered representatives of broker-dealers that are members of the Financial Industry Regulatory Authority (“FINRA”). Corebridge Capital Services, Inc. (the “Distributor”) is the distributor for VALIC Separate Account A. The Distributor, an affiliate of the Company, is located at 30 Hudson Street, 16th Floor, Jersey City, NJ 07302. The Distributor is a Delaware corporation and a member of FINRA.
VALIC does not pay commissions on this product. VALIC financial professionals will be compensated in the form of a fixed payment for each Participant enrollment into the plan.
Pursuant to its underwriting agreement with the Distributor and VALIC Separate Account A, the Company reimburses the Distributor for reasonable sales expenses, including overhead expenses.

Experts

PricewaterhouseCoopers LLP, located at 1000 Louisiana Street, Suite 5800, Houston, TX 77002, serves as the independent registered public accounting firm for The Variable Annuity Life Insurance Company Separate Account A and The Variable Annuity Life Insurance Company (“VALIC”).
You may obtain a free copy of these financial statements if you write us at our Home Office, located at 2929 Allen Parkway, Houston, Texas, 77019, call us at 1-800-448-2542, or visit www.corebridgefinancial.com/rs/prospectus-and-reports/annuities. The financial statements have also been filed with the SEC and can be obtained through its website at www.sec.gov.
The following financial statements incorporated by reference within the SAI included on the most recent Form N-VPFS filed with the SEC have been so incorporated in reliance on the reports of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting.
•
The Audited statement of assets and liabilities of The Variable Annuity Life Insurance Company Separate Account A of The Variable Annuity Life Insurance Company as of December 31, 2024, and the related statements of operations and changes in net assets for each of the two years in the period then ended December 31, 2024.
•
The Audited Statutory Financial Statements and Supplemental Information of The Variable Annuity Life Insurance Company, which comprise the statutory statements of admitted assets, liabilities and capital and surplus as of December 31, 2024, and December 31, 2023, and the related statutory statements of operations, of changes in capital and surplus, and of cash flows for each of the three years in the period ended December 31, 2024.
The financial statements of VALIC should be considered only as bearing on the ability of VALIC to meet its obligation under the contracts.

Comments on Financial Statements

The financial statements of The Variable Annuity Life Insurance Company should be considered only as bearing upon the ability of the Company to meet its obligations under the Contracts, which include death benefits, and its assumption of the mortality and expense risks.
Not all of the VALIC Separate Account A Divisions are available under the Contracts described in the prospectus.
© 2025 Corebridge Financial, Inc.
All Rights Reserved.
20

Part C — Other InformatiON
Item 27.

Exhibit Number	Description	Location
(a)(1)
Resolutions adopted by The Variable Annuity
Life Insurance Company Board of Directors
at its Annual Meeting of April 18, 1979,
establishing The Variable Annuity Life
Insurance Company Separate Account A.

Incorporated by reference to Post-Effective Amendment
No. 5 to Form N-4 Registration Statement (File
No. 033-75292/811-03240) of The Variable Annuity Life
Insurance Company Separate Account A filed on March 1,
1996, Accession No. 0000950129-96-000265.

(a)(2)	Restated Resolutions dated September 1, 2002, adopted by unanimous written consent of Executive Committee of The Variable Annuity Life Insurance Company Board of Directors.
Incorporated by reference to Post-Effective Amendment
No. 21 to Form N-4 Registration Statement (File
No. 033-75292/811-03240) of The Variable Annuity Life
Insurance Company Separate Account filed on April 30,
2003, Accession No. 0000899243-03-000987.

(b)	Custodian Agreements.	Not Applicable.
(c)(1)	Distribution Agreement between The Variable Annuity Life Insurance Company, The Variable Annuity Life Insurance Company Separate Account A and AIG Capital Services, Inc., effective December 31, 2018.
Incorporated by reference to Post-Effective Amendment
No. 26 to Form N-4 Registration Statement (File
No. 333-137942/811-03240) of The Variable Annuity Life
Insurance Company Separate Account A filed on April 30,
2019, Accession No. 0001193125-19-128514.

(d)(1)	Specimen Group Annuity Contract. (Form UITG-194-TRMC).
Incorporated by reference to Pre-Effective Amendment
No. 1 to Form N-4 Registration Statement (File
No. 333-202700/811-03240) of The Variable Annuity Life
Insurance Company Separate Account A filed on June 19,
2015, Accession No. 0001193125-15-228770.

(d)(2)	Specimen Market Value Adjustment Endorsement (Form EWMVA-714).
Incorporated by reference to Pre-Effective Amendment
No. 1 to Form N-4 Registration Statement (File
No. 333-202700/811-03240) of The Variable Annuity Life
Insurance Company Separate Account A filed on June 19,
2015, Accession No. 0001193125-15-228770.

(d)(3)	Specimen Unallocated Contract Endorsement (Form RSUS-614).
Incorporated by reference to Pre-Effective Amendment
No. 1 to Form N-4 Registration Statement (File
No. 333-202700/811-03240) of The Variable Annuity Life
Insurance Company Separate Account A filed on June 19,
2015, Accession No. 0001193125-15-228770.

(d)(4)	Specimen Death Benefit Endorsement (PDDB-714).
Incorporated by reference to Pre-Effective Amendment
No. 1 to Form N-4 Registration Statement (File
No. 333-202700/811-03240) of The Variable Annuity Life
Insurance Company Separate Account A filed on June 19,
2015, Accession No. 0001193125-15-228770.

(d)(5)	Specimen Indexed Guaranteed Minimum Interest Rate Endorsement (Form GRP-FAE-FL).
Incorporated by reference to Pre-Effective Amendment
No. 1 to Form N-4 Registration Statement (File
No. 333-202700/811-03240) of The Variable Annuity Life
Insurance Company Separate Account A filed on June 19,
2015, Accession No. 0001193125-15-228770.

(d)(6)	Economic Growth and Tax Relief Reconciliation Act (EGTRRA) (Form EGTR-302).
Incorporated by reference to Pre-Effective Amendment
No. 1 to Form N-4 Registration Statement (File
No. 333-202700/811-03240) of The Variable Annuity Life
Insurance Company Separate Account A filed on June 19,
2015, Accession No. 0001193125-15-228770.

(d)(7)	Contract Endorsement Form.
Incorporated by reference to Post-Effective Amendment
No. 2 to Form N-4 Registration Statement (File
No. 333-137942/811-03240) of The Variable Annuity Life
Insurance Company Separate Account filed on April 28,
2020, Accession No. 0001683863-20-006208.

Exhibit Number	Description	Location
(e)(1)
Specimen Application for Portfolio Director
Plus Fixed and Variable Annuity for use
with all plan types except Individual
Retirement Annuities (IRA), Simplified
Employee Pension Plan (SEP), and
Non-Qualified Deferred Annuities (NQDA).

Incorporated by reference to Post-Effective Amendment
No. 21 to Form N-4 Registration Statement (File
No. 033-75292/811-03240) of The Variable Annuity Life
Insurance Company Separate Account filed on April 30,
2003, Accession No. 0000899243-03-000987.

(e)(2)	Specimen Group Master Application.
Incorporated by reference to Post-Effective Amendment
No. 21 to Form N-4 Registration Statement (File
No. 033-75292/811-03240) of The Variable Annuity Life
Insurance Company Separate Account filed on April 30,
2003, Accession No. 0000899243-03-000987.

(f)(1)	Copy of Amended and Restated Articles of Incorporation of The Variable Annuity Life Insurance Company, effective as of April 28, 1989.
Incorporated by reference to Post-Effective Amendment
No. 5 to Form N-4 Registration Statement (File
No. 033-75292/811-03240) of The Variable Annuity Life
Insurance Company Separate Account A filed on March 1,
1996, Accession No. 0000950129-96-000265.

(f)(2)	Copy of Amendment Number One to Amended and Restated Articles of Incorporation of The Variable Annuity Life Insurance Company (as amended through April 28, 1989) effective March 28, 1990.
Incorporated by reference to Post-Effective Amendment
No. 5 to Form N-4 Registration Statement (File
No. 033-75292/811-03240) of The Variable Annuity Life
Insurance Company Separate Account A filed on March 1,
1996, Accession No. 0000950129-96-000265.

(f)(3)	Copy of Amended and Restated Bylaws of The Variable Annuity Life Insurance Company as amended through August 3, 2006.
Incorporated by reference to Initial Form N-4 Registration
Statement (File No. 333-137942/811-03240) of The
Variable Annuity Life Insurance Company Separate Account
A filed on October 11, 2006, Accession
No. 0001193125-06-206012.

(g)	Reinsurance Contracts.	Not Applicable.
(h)(1)(i)	Participation Agreement between The Variable Annuity Life Insurance Company and Vanguard Group, Inc.
Incorporated by reference to Post-Effective Amendment
No. 8 to Form N-4 Registration Statement (File
No. 033-75292/811-03240) of The Variable Annuity Life
Insurance Company Separate Account A filed on June 28,
1996, Accession No. 0000950129-96-001391.

(h)(1)(ii)	Amendment No. 1 to Participation Agreement between The Variable Annuity Life Insurance Company and The Vanguard Group, Inc., effective July 17, 1998.
Incorporated by reference to Post-Effective Amendment
No. 14 to Form N-4 Registration Statement (File
No. 033-75292/811-03240) of The Variable Annuity Life
Insurance Company Separate Account A filed on
September 1, 1998, Accession No. 0000950129-98-003727.

(h)(2)(i)	Participation Agreement among The Variable Annuity Life Insurance Company, Ariel Investment Trust and Ariel Distributors, Inc. dated November 1, 2000.
Incorporated by reference to Pre-Effective Amendment
No. 1 to Form N-4 Registration Statement (File
No. 333-202700/811-03240) of The Variable Annuity Life
Insurance Company Separate Account A filed on June 19,
2015, Accession No. 0001193125-15-228770.

(h)(2)(ii)	First Amendment to Participation Agreement among The Variable Annuity Life Insurance Company, Ariel Investment Trust and Ariel Distributors, Inc. dated October 1, 2004.
Incorporated by reference to Pre-Effective Amendment
No. 1 to Form N-4 Registration Statement (File
No. 333-202700/811-03240) of The Variable Annuity Life
Insurance Company Separate Account A filed on June 19,
2015, Accession No. 0001193125-15-228770.

(h)(2)(iii)	Second Amendment to Participation Agreement among The Variable Annuity Life Insurance Company, Ariel Investment Trust and Ariel Distributors, Inc. dated June 9, 2006.
Incorporated by reference to Pre-Effective Amendment
No. 1 to Form N-4 Registration Statement (File
No. 333-202700/811-03240) of The Variable Annuity Life
Insurance Company Separate Account A filed on June 19,
2015, Accession No. 0001193125-15-228770.

(h)(2)(iv)	Amendment to Participation Agreement between The Variable Annuity Life Insurance Company, Ariel Investment Trust and Ariel Distributors, LLC. dated January 1, 2021.
Incorporated by reference to Post-Effective Amendment
No. 7 to Form N-4 Registration Statement (File
No. 333-202700/811-03240) of The Variable Annuity Life
Insurance Company Separate Account A filed on April 27,
2022, Accession No. 0001193125-22-123024.

Exhibit Number	Description	Location
(h)(2)(v)	Administrative Services Agreement between The Variable Annuity Life Insurance Company and Ariel Distributors, Inc. dated November 1, 2000.
Incorporated by reference to Pre-Effective Amendment
No. 1 to Form N-4 Registration Statement (File
No. 333-202700/811-03240) of The Variable Annuity Life
Insurance Company Separate Account A filed on June 19,
2015, Accession No. 0001193125-15-228770.

(h)(2)(vi)	Amendment to Administrative Services Agreement between The Variable Annuity Life Insurance Company and Ariel Distributors, Inc. dated January 1, 2002.
Incorporated by reference to Pre-Effective Amendment
No. 1 to Form N-4 Registration Statement (File
No. 333-202700/811-03240) of The Variable Annuity Life
Insurance Company Separate Account A filed on June 19,
2015, Accession No. 0001193125-15-228770.

(h)(3)(i)	Participation Agreement among Invesco Distributors, Inc. and The Variable Annuity Life Insurance Company dated as of November 1, 2011.
Incorporated by reference to Post-Effective Amendment
No. 15 to Form N-4 Registration Statement (File
No. 333-137942/811-03240) of The Variable Annuity Life
Insurance Company Separate Account A filed on
November 1, 2011, Accession No. 0001193125-11-290526.

(h)(3)(ii)	Amendment to Participation Agreement among Invesco Distributors, Inc. and The Variable Annuity Life Insurance Company dated as of January 1, 2021.
Incorporated by reference to Post-Effective Amendment
No. 7 to Form N-4 Registration Statement (File
No. 333-202700/811-03240) of The Variable Annuity Life
Insurance Company Separate Account A filed on April 27,
2022, Accession No. 0001193125-22-123024.

(h)(3)(iii)
Administrative Services Agreement between
Invesco Distributors, Inc., Invesco
Investment Services, Inc., The Variable
Annuity Life Insurance Company and
American General Distributors, Inc. dated as
of November 1, 2011.

Incorporated by reference to Post-Effective Amendment
No. 15 to Form N-4 Registration Statement (File
No. 333-137942/811-03240) of The Variable Annuity Life
Insurance Company Separate Account A filed on
November 1, 2011, Accession No. 0001193125-11-290526.

(h)(4)(i)	Participation Agreement among American Beacon Funds, American Beacon Advisors, Inc. and The Variable Annuity Life Insurance Company dated as of March 23, 2012.
Incorporated by reference to Post-Effective Amendment
No. 16 to Form N-4 Registration Statement (File
No. 333-137942/811-03240) of The Variable Annuity Life
Insurance Company Separate Account A filed on April 30,
2012, Accession No. 0001193125-12-194923.

(h)(4)(ii)	Amendment to Participation Agreement among American Beacon Funds, American Beacon Advisors, Inc. and The Variable Annuity Life Insurance Company, effective December 15, 2017.
Incorporated by reference to Post-Effective Amendment
No. 26 to Form N-4 Registration Statement (File
No. 333-137942/811-03240) of The Variable Annuity Life
Insurance Company Separate Account A filed on April 30,
2018, Accession No. 0001193125-18-143409.

(h)(4)(iii)	Amendment to Participation Agreement among American Beacon Funds, American Beacon Advisors, Inc. and The Variable Annuity Life Insurance Company dated as of January 1, 2021.
Incorporated by reference to Post-Effective Amendment
No. 7 to Form N-4 Registration Statement (File
No. 333-202700/811-03240) of The Variable Annuity Life
Insurance Company Separate Account A filed on April 27,
2022, Accession No. 0001193125-22-123024.

(h)(4)(iv)	Administrative Services Agreement among American Beacon Funds, American Beacon Advisors, Inc. and The Variable Annuity Life Insurance Company dated as of March 23, 2012.
Incorporated by reference to Post-Effective Amendment
No. 16 to Form N-4 Registration Statement (File
No. 333-137942/811-03240) of The Variable Annuity Life
Insurance Company Separate Account A filed on April 30,
2012, Accession No. 0001193125-12-194923.

(h)(4)(v)	Amendment to Administrative Services Agreement among American Beacon Funds, American Beacon Advisors, Inc. and The Variable Annuity Life Insurance Company, effective December 15, 2017.
Incorporated by reference to Post-Effective Amendment
No. 25 to Form N-4 Registration Statement (File
No. 333-137942/811-03240) of The Variable Annuity Life
Insurance Company Separate Account A filed on April 30,
2018, Accession No. 0001193125-18-143409.

(h)(5)(i)
Participation Agreement among The Variable
Annuity Life Insurance Company, T. Rowe
Price Investment Services, Inc., T. Rowe
Price Services, Inc. and T. Rowe Price
Associates, Inc. dated as of December 1,
2014.

Incorporated by reference to Post-Effective Amendment
No. 21 to Form N-4 Registration Statement (File
No. 333-137942/811-03240) of The Variable Annuity Life
Insurance Company Separate Account A filed on
December 23, 2014, Accession No. 0001193125-14-452183.

Exhibit Number	Description	Location
(h)(5)(ii)
Amendment to Participation Agreement
between The Variable Annuity Life
Insurance Company and T. Rowe Price
Investment Services, Inc., T. Rowe Price
Services, Inc. and T. Rowe Price Associates,
Inc. dated as of January 1, 2021.

Incorporated by reference to Post-Effective Amendment
No. 7 to Form N-4 Registration Statement (File
No. 333-202700/811-03240) of The Variable Annuity Life
Insurance Company Separate Account A filed on April 27,
2022, Accession No. 0001193125-22-123024.

(h)(5)(iii)	Services Agreement among The Variable Annuity Life Insurance Company, T. Rowe Price Investment Services, Inc. and T. Rowe Price Services, Inc. dated as of December 1, 2014.
Incorporated by reference to Post-Effective Amendment
No. 21 to Form N-4 Registration Statement (File
No. 333-137942/811-03240) of The Variable Annuity Life
Insurance Company Separate Account A filed on
December 23, 2014, Accession No. 0001193125-14-452183.

(h)(6)(i)	Participation Agreement between Goldman Sachs Variable Insurance Trust, Goldman, Sachs & Co. and The Variable Annuity Life Insurance Company dated as of April 29, 2016.
Incorporated by reference to Post-Effective Amendment
No. 6 to Form N-4 Registration Statement (File
No. 333-201800/811-03240) of The Variable Annuity Life
Insurance Company Separate Account A filed on
December 15, 2016, Accession No. 0001193125-16-794260.

(h)(6)(ii)	Amendment to Participation Agreement between Goldman Sachs Variable Insurance Trust, Goldman, Sachs & Co. and The Variable Annuity Life Insurance Company effective as of April 29, 2022.
Incorporated by reference to Post-Effective Amendment
No. 7 to Form N-4 Registration Statement (File
No. 333-202700/811-03240) of The Variable Annuity Life
Insurance Company Separate Account A filed on April 27,
2022, Accession No. 0001193125-22-123024.

(h)(6)(iii)	Administrative Services Agreement between Goldman Sachs Asset Management, L.P. and The Variable Annuity Life Insurance Company dated as of April 29, 2016.
Incorporated by reference to Post-Effective Amendment
No. 8 to Form N-4 Registration Statement (File
No. 333-202700/811-03240) of The Variable Annuity Life
Insurance Company Separate Account A filed on April 27,
2023, Accession No. 0001193125-23-121499.

(h)(6)(iv)	Amendment to Administrative Services Agreement between Goldman Sachs Asset Management, L.P. and The Variable Annuity Life Insurance Company effective as of May 2, 2022.
Incorporated by reference to Post-Effective Amendment
No. 8 to Form N-4 Registration Statement (File
No. 333-202700/811-03240) of The Variable Annuity Life
Insurance Company Separate Account A filed on April 27,
2023, Accession No. 0001193125-23-121499.

(h)(7)	Participation Agreement among VALIC Company I, American General Distributors, Inc. and The Variable Annuity Life Insurance Company.
Incorporated by reference to Pre-Effective Amendment
No. 1 to Form N-4 Registration Statement (File Nos
333-220957/811-03240) of The Variable Annuity Life
Insurance Company Separate Account A, filed on
December 26, 2017, Accession No. 0001193125-17-378295.

(i)	Administrative Contracts.	Not Applicable.
(j)	Other Material Contracts.	Not Applicable.
(k)	Opinion of Counsel and Consent of Depositor.
Incorporated by reference to Pre-Effective Amendment
No. 1 to Form N-4 Registration Statement (File
No. 333-202700/811-03240) of The Variable Annuity Life
Insurance Company Separate Account A filed on June 19,
2015, Accession No. 0001193125-15-228770.

(l)	Consent of Independent Registered Public Accounting Firm – PricewaterhouseCoopers LLP.	Filed herewith.
(m)	Omitted Financial Statements.	None.
(n)	Initial Capital Agreements.	Not Applicable.
(o)	Form of Initial Summary Prospectus.	Not Applicable.
(p)	Calculation of standard and nonstandard performance information.
Incorporated by reference to Post-Effective Amendment
No. 11 to Form N-4 Registration Statement (File
No. 033-75292/811-03240) of The Variable Annuity Life
Insurance Company Separate Account A filed on
December 23, 1997, Accession No. 0000950129-97-005374.

(q)	Power of Attorney — The Variable Annuity Life Insurance Company.	Filed herewith.

Exhibit Number	Description	Location
(r)
Confidential Personal Data Form which
discloses Section 403(b)(11) withdrawal
restrictions as set forth in a no-action letter
issued by the SEC on November 28, 1988,
and which requires the signed
acknowledgement of participants who
purchase Section 403(b) annuities with
regard to these withdrawal restrictions.

Incorporated by reference to Post-Effective Amendment
No. 5 to Form N-4 Registration Statement (File
No. 033-75292/811-03240) of The Variable Annuity Life
Insurance Company Separate Account A filed on March 1,
1996, Accession No. 0000950129-96-000265.

Item 28.  Directors and Officers of the Depositor
The directors and principal officers of the Company are set forth below. The business address of each officer and director is 2929 Allen Parkway, Houston, TX 77019, unless otherwise noted.
Names, Positions and Offices Held with Depositor
Christopher B. Smith (8)	Director, Chairman of the Board and President
Christopher P. Filiaggi (8)	Director, Senior Vice President and Chief Financial Officer
Terri. N. Fiedler (3)	Director, President, Group Retirement
Jonathan J. Novak (1)	Director, President, Institutional Markets
David Ditillo (6)	Director, Executive Vice President and Chief Information Officer
Lisa M. Longino (8)	Director, Executive Vice President and Chief Investment Officer
Emily W. Gingrich	Director, Senior Vice President, Chief Actuary and Corporate Illustration Actuary
Timothy M. Heslin	Director
Bryan Pinsky (2)	Director
John P. Byrne III (3)	President, Financial Distributor
Steven D. (“Doug”) Caldwell, Jr. (5)	Executive Vice President and Chief Risk Officer
Elizabeth B. Cropper (8)	Executive Vice President and Chief Human Resources Officer
Jeffery A. Ferguson (3)	Senior Vice President and Chief Transformation Officer
Roger A. Craig (3)	Senior Vice President, General Counsel and Assistant Secretary
Christina M. Haley (2)	Senior Vice President, Product Filing
Patricia M. Schwartz (2)	Senior Vice President, Head of Valuation and Financial Reporting, and Appointed Actuary
Christopher V. Muchmore (2)	Senior Vice President, Chief Financial Officer, Individual Retirement
Sai P. Raman (7)	Senior Vice President, Institutional Markets
Jonathan A. Gold (8)	Senior Vice President and Deputy Investment Officer
Brigitte K. Lenz	Vice President and Controller
Jennifer P. Powell (3)	Vice President and Chief Compliance Officer, and 38a-1 Compliance Officer
Brian O. Moon (8)	Vice President and Treasurer
Julie Cotton Hearne (3)	Vice President and Corporate Secretary
Mallary L. Reznik (2)	Vice President and Assistant Secretary
Margaret Chih	Vice President and Tax Officer
Mersini G. Keller	Vice President and Tax Officer
Angel R. Ramos (3)	Vice President and Tax Officer
Preston L. Schnoor (2)	Vice President, Product Filing
Aimy T. Tran (2)	Vice President, Product Filing
Thomas Goodwin (3)	Vice President, Business Case Development
Barbara L. Rayll (3)	Vice President, Business Case Development
Michelle D. Campion (4)	Vice President
Korey L. Dalton	Vice President
Jeffrey S. Flinn	Vice President
Christopher J. Hobson (2)	Vice President
Jennifer N. Miller	Vice President
Mark R. Szycher (3)	Vice President

Names, Positions and Offices Held with Depositor
Marjorie D. Brothers (3)	Assistant Secretary
Rosemary Foster (3)	Assistant Secretary
Virginia N. Puzon (2)	Assistant Secretary
Angela G. Bates (5)	Anti-Money Laundering and Economic Sanctions Compliance Officer
Michael F. Mulligan (1)	Head of International Pension Risk Transfer
Ethan D. Bronsnick (8)	Head of U.S. Pension Risk Transfer
Aileen V. Apuy	Manager, State Filings
Connie C. Merer (2)	Assistant Manager, State Filings
Melissa H. Cozart (3)	Privacy Officer
Thomas Bartolomeo (6)	Chief Information Security Officer
Christopher B. Smith (8)	Director, Chairman of the Board and President
Christopher P. Filiaggi (8)	Director, Senior Vice President and Chief Financial Officer
Terri. N. Fiedler (3)	Director, President, Group Retirement

(1)
10880 Wilshire Boulevard, Suite 1101, Los Angeles, CA 90024
(2)
21650 Oxnard Street, Suite 750, Woodland Hills, CA 91367
(3)
2919 Allen Parkway, Woodson Tower, Houston, TX 77019
(4)
2727-A Allen Parkway, 3-D1, Houston, TX 77019
(5)
28 Liberty Street, Floor 45th, New York, NY 10005
(6)
3211 Shannon Road, Durham, NC 27707
(7)
50 Danbury Road, Wilton, CT 06897
(8)
30 Hudson Street, Jersey City, NJ 07302
Item 29.  Persons Controlled by or Under Common Control with Depositor or Registrant
The Registrant is a separate account of The Variable Annuity Life Insurance Company (“Depositor”). The Depositor is an indirect, wholly owned subsidiary of Corebridge Financial, Inc. (“Corebridge”).An organizational chart for Corebridge can be found as Exhibit 21 in Corebridge Form 10-K, SEC File No. 001-41504, Accession No. 0001889539-25-000014, filed on February 13, 2025. Exhibit 21 is incorporated herein by reference.
Item 30.  Indemnification
Insofar as indemnification for liability arising under the Securities Act of 1933 (“Act”) may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.
The Variable Annuity Life Insurance Company
To the full extent authorized by law, the corporation shall indemnify any person made, or threatened to be made, a party to an action or proceeding, whether criminal or civil, by reason of the fact that he, his testator or intestate is or was a director or officer of the corporation or serves or served in any capacity in any other corporation at the request of the corporation. Nothing contained herein shall affect any rights to indemnification to which corporate personnel other than directors and officers may be entitled by contract or otherwise under law.
Item 31.  Principal Underwriter
(a)  Corebridge Capital Services, Inc. acts as distributor for the following investment companies:

American General Life Insurance Company
Variable Separate Account
Variable Annuity Account Five
Variable Annuity Account Seven
Variable Annuity Account Nine
Variable Annuity Account Ten
AG Separate Account D
AGL Separate Account I of AGL
AGL Separate Account VL-R
The United States Life Insurance Company in the City of New York
FS Variable Separate Account
FS Variable Annuity Account Five
USL Separate Account USL VL-R
USL Separate Account USL A
USL Separate Account RS
The Variable Annuity Life Insurance Company
Variable Annuity Life Insurance Co Separate Account A
SunAmerica Series Trust
Seasons Series Trust
VALIC Company 1
(b)  Directors, Officers and principal place of business:
Officer/Directors*	Position
Christina M. Nasta	Director, Chairman, President and Executive Chief Officer
John P. Byrne III (1)	Director
Nicholas G. Intrieri	Director
Ryan Tapak	Director
Eric Taylor	Director
Frank Curran	Vice President, Chief Financial Officer, Chief Operations Officer, Controller, and Treasurer
Michael Fortey (1)	Chief Compliance Officer
Julie A. Cotton Hearne (1)	Vice President and Secretary
Margaret Chih (2)	Vice President, Tax Officer
Mersini G. Keller	Vice President, Tax Officer
John T. Genoy	Vice President
Mallary L. Reznik (2)	Vice President
Marjorie Brothers (1)	Assistant Secretary
Rosemary Foster (1)	Assistant Secretary
Virginia N. Puzon (2)	Assistant Secretary
* Unless otherwise indicated, the principal business address of Corebridge Capital Services, Inc. and of each of the above individuals is 30 Hudson Street, 16th Floor, Jersey City, NJ 07302.
Principal business address 2919 Allen Parkway, Houston, TX 77019
Principal business address 21650 Oxnard Street, Suite 750, Woodland Hills, CA 91367-4997
(c)  Corebridge Capital Services, Inc. retains no compensation or commissions from the Registrant.
Item 32.  Location of Accounts and Records
All records referenced under Section 31(a) of the Investment Company Act of 1940, and Rules 31a-1 through 31a-3 thereunder, are maintained and in the custody of The Variable Annuity Life Insurance Company located at 2727-A Allen Parkway, Houston, TX 77019.
Item 33.  Management Services
Not Applicable.

Item 34. Fee Representation and Other Representations
Fee Representation
Depositor represents that the fees and charges to be deducted under the Contracts described in the prospectus contained in this Registration Statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Depositor in accordance with Section 26(f)(2)(A) of the Investment Company Act of 1940.
Other Representations
The Registrant hereby represents that it is relying on the No-Action Letter issued by the Division of Investment Management to the American Council of Life Insurance dated November 28, 1988 (Commission Ref. No. IP-6-88). Registrant has complied with conditions one through four on the No-Action Letter.

SIGNATURES
Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, The Variable Annuity Life Insurance Company Separate Account A, certifies that it meets all of the requirements for effectiveness of this Registration Statement under rule 485(b) under the Securities Act and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of New York, and State of New York, on this 22nd day of April, 2025.
THE VARIABLE ANNUITY LIFE INSURANCE COMPANY SEPARATE ACCOUNT A
(Registrant)
BY: THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
(On behalf of the Registrant and itself)
BY:
*CHRISTOPHER P. FILIAGGI

CHRISTOPHER P. FILIAGGI
DIRECTOR, SENIOR VICE PRESIDENT, AND CHIEF FINANCIAL OFFICER
Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated.
Signature	Title	Date
*CHRISTOPHER B. SMITH CHRISTOPHER B. SMITH	Director, Chairman of the Board, and President (Principal Executive Officer)	April 22, 2025

*CHRISTOPHER P. FILIAGGI CHRISTOPHER P. FILIAGGI	Director, Senior Vice President, and Chief Financial Officer (Principal Accounting Officer)(Principal Financial Officer)	April 22, 2025

*TERRI N. FIEDLER TERRI N. FIEDLER	Director	April 22, 2025

*LISA M. LONGINO LISA M. LONGINO	Director	April 22, 2025

*JONATHAN J. NOVAK JONATHAN J. NOVAK	Director	April 22, 2025

*ELIZABETH B. CROPPER ELIZABETH B. CROPPER	Director	April 22, 2025

*TIMOTHY M. HESLIN TIMOTHY M. HESLIN	Director	April 22, 2025

*BRYAN A. PINSKY BRYAN A. PINSKY	Director	April 22, 2025

*BY:/s/ JOHNPAUL S. VAN MAELE JOHNPAUL S. VAN MAELE Attorney-in-Fact pursuant to Powers of Attorney filed previously and/or herewith.	April 22, 2025